                         SUPPLEMENT DATED MARCH 1, 2001
                                       to

                          PROSPECTUS DATED MAY 1, 2000
                                      for

                    Variable Universal Life Insurance Policy

                                   Issued by
                     MONY Life Insurance Company of America
                        MONY America Variable Account L

EFFECTIVE MARCH 1, 2001 THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

     New pages B-3 through B-58 are substituted to reflect a change in the current cost of insurance rate as of March 1, 2001.

Form No. 14165 SL (Supp 3/01/01)                       Registration No. 33-82570

             STANDARD LEDGER STATEMENT--SUPPLEMENTAL FOOTNOTE PAGE
                               MONY EQUITYMASTER
                    FLEXIBLE PREMIUM VARIABLE LIFE TO AGE 95
                              MONY LIFE OF AMERICA
                               DECLARED PREMIUMS

     This Policy has been tested for the possibility of classification as a Modified Endowment. This test is not a guarantee that a policy will not be classified as a Modified Endowment.

     This illustration has been checked against Federal Tax Laws relating to the definition of life insurance and is in compliance based on proposed premium payments and coverages. Any decrease in specified amount and/or a change in death benefit Option 2 to death benefit Option 1 and/or surrenders occurring in the first 15 years may cause a taxable event. In addition, if the Policy is defined as a Modified Endowment Contract, a loan, surrender, or assignment or pledge (unless such assignment or pledge is for burial expenses and the maximum death benefit is not in excess of $25,000) may be considered a Taxable Distribution and a ten percent penalty may be added to any tax on the Distribution. Please consult your tax advisor for advice.

     Values shown on this illustration are based on a policy owner tax bracket of 28%.

Premiums are assumed to be paid at the beginning of the payment period. Policy values and ages are shown as of the end of the Policy year and reflect the effect of all loans and surrenders. The benefit payable at death, Fund Value and Value Upon Surrender will differ if premiums are paid in different amounts, frequencies, or not on the due date.

     The Policy's Value Upon Surrender is net of any applicable surrender charge.

     Premiums less the following deductions are added to the Fund Value. (1) A premium tax charge of 2.00% of gross premiums in all Policy years. (2) A sales charge on the gross premiums. The sales charges equal 4% in Policy years 1-10, 2% in Policy years 11-20, and 0% in Policy years 21 and later. (3) A DAC tax charge of 1.25% of gross premiums in all Policy years.

     Those columns assuming Guaranteed Charges use the current Monthly Mortality Charges, current Monthly Administrative Charges, current Charges for Mortality and Expense Risks, current Charges for Rider Benefits, if any, and current Premium Sales Charge ("Current Charges") for the first year as well as the Assumed Hypothetical Gross Annual Investment Return indicated. Thereafter these columns use Guaranteed Monthly Mortality Charges, current Monthly Administrative Charges, Guaranteed Charges for Mortality and Expense Risks, Guaranteed Charges for Rider Benefits if any, current Maximum Premium Sales Charge, and the Assumed Hypothetical Gross Annual Investment Return indicated. Those columns assuming Current Charges are based upon "Current Charges" and the Assumed Hypothetical Gross Annual Investment Return indicated.

     The Current Charges are declared by MONY Life of America, are guaranteed for the first Policy year, and apply to policies issued as of the Preparation Date shown. After the first Policy year, Current Charges are not guaranteed, and may be changed at the discretion of MONY Life of America.

     The difference between the Fund Value and the Value Upon Surrender is a Fund Charge. A Fund Charge will apply during the first fourteen years from issue or following a specified amount increase if the Policy is given up for its Value Upon Surrender or is terminated, or if the specified amount is reduced. Any applicable fund charge will be deducted from the Fund Value. Whenever there is a partial surrender, the surrender amount and the surrender charge ($25.00 or 2% of the amount surrendered, if less) could be deducted from the benefit payable at death, and will be deducted from the Fund Value and the Value Upon Surrender.

     A Policy loan will have a permanent effect on benefits under this Policy. Loan interest at an annual rate of 5.4% will be charged in advance (equivalent to 5.75% in arrears). Amounts borrowed will earn interest at an annual rate of 5.0%. This rate is determined by subtracting a margin of 0.75% from the loan rate. This margin is designed to decrease by 0.5% in Policy years 11 and later, but such decrease is not guaranteed. Hence amounts borrowed will earn interest at a rate of 5.0% for Policy years 1 though 10 and 5.5% for Policy years 11 and later. This decrease is based on current expectations as to mortality, expenses, persistency and investment income. Adverse tax consequences could occur if a Policy subject to loans is surrendered or permitted to lapse.

                           STANDARD LEDGER STATEMENT

FOR: MALE 45 PREF N/S DB OPT                       MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
  1  0% GROSS
MALE NON-SMOKER PREFERRED AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 3,088.00                       TO AGE 95                                  SPECIFIED AMOUNT
                                                 MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                              GUARANTEED CHARGES                             CURRENT CHARGES
                                           ---------------------------------------------------------   ---------------------------
                                               0.00% (- 1.49% NET)           0.00% (- 1.49% NET)           0.00% (- 1.49% NET)
                                           ---------------------------   ---------------------------   ---------------------------
               (1)      (2)       (3)         (4)               (6)         (7)               (9)        (10)               (12)
END            NET    PREMIUM     NET        VALUE      (5)   BENEFIT      VALUE      (8)   BENEFIT      VALUE     (11)   BENEFIT
 OF          ANNUAL   ACCUM'D   LOANS/        ON       FUND   PAYABLE       ON       FUND   PAYABLE       ON       FUND   PAYABLE
YEAR   AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER   VALUE  AT DEATH   SURRENDER   VALUE  AT DEATH   SURRENDER   VALUE  AT DEATH
----   ---   ------   -------  ---------   ---------   -----  --------   ---------   -----  --------   ---------   -----  --------
 1     46      3,088    3,242      0           314     2,117  200,000        314     2,117  200,000        314     2,117  200,000
 2     47      3,088    6,647      0         2,058     4,132  200,000      2,058     4,132  200,000      2,361     4,435  200,000
 3     48      3,088   10,222      0         2,762     6,078  200,000      2,762     6,078  200,000      3,314     6,630  200,000
 4     49      3,088   13,975      0         4,617     7,933  200,000      4,617     7,933  200,000      5,368     8,684  200,000
 5     50      3,088   17,916      0         6,385     9,701  200,000      6,385     9,701  200,000      7,331     10,647 200,000
 6     51      3,088   22,055      0         8,398     11,383 200,000      8,398     11,383 200,000      9,491     12,476 200,000
 7     52      3,088   26,400      0        10,306     12,959 200,000     10,306     12,959 200,000     11,587     14,240 200,000
 8     53      3,088   30,962      0        12,110     14,431 200,000     12,110     14,431 200,000     13,621     15,942 200,000
 9     54      3,088   35,753      0        13,792     15,781 200,000     13,792     15,781 200,000     15,615     17,604 200,000
10     55      3,088   40,783      0        15,353     17,011 200,000     15,353     17,011 200,000     17,549     19,207 200,000

11     56      3,088   46,064      0        16,931     18,258 200,000     16,931     18,258 200,000     19,507     20,833 200,000
12     57      3,088   51,610      0        18,356     19,351 200,000     18,356     19,351 200,000     21,288     22,283 200,000
13     58      3,088   57,433      0        19,629     20,292 200,000     19,629     20,292 200,000     22,981     23,644 200,000
14     59      3,088   63,547      0        20,731     21,063 200,000     20,731     21,063 200,000     24,607     24,938 200,000
15     60      3,088   69,966      0        21,643     21,643 200,000     21,643     21,643 200,000     26,188     26,188 200,000
16     61      3,088   76,707      0        22,012     22,012 200,000     22,012     22,012 200,000     27,578     27,578 200,000
17     62      3,088   83,785      0        22,149     22,149 200,000     22,149     22,149 200,000     28,842     28,842 200,000
18     63      3,088   91,216      0        22,053     22,053 200,000     22,053     22,053 200,000     29,940     29,940 200,000
19     64      3,088   99,020      0        21,639     21,639 200,000     21,639     21,639 200,000     30,937     30,937 200,000
20     65      3,088  107,213      0        20,881     20,881 200,000     20,881     20,881 200,000     31,832     31,832 200,000

21     66      3,088  115,816      0        19,792     19,792 200,000     19,792     19,792 200,000     32,649     32,649 200,000
22     67      3,088  124,849      0        18,281     18,281 200,000     18,281     18,281 200,000     33,348     33,348 200,000
23     68      3,088  134,334      0        16,291     16,291 200,000     16,291     16,291 200,000     33,869     33,869 200,000
24     69      3,088  144,293      0        13,759     13,759 200,000     13,759     13,759 200,000     34,175     34,175 200,000
25     70      3,088  154,750      0        10,640     10,640 200,000     10,640     10,640 200,000     34,206     34,206 200,000
26     71      3,088  165,730      0         6,810     6,810  200,000      6,810     6,810  200,000     33,980     33,980 200,000
27     72      3,088  177,259      0         2,014     2,014  200,000      2,014     2,014  200,000     33,416     33,416 200,000
28     73      3,088  189,365      0        LAPSE      LAPSE  LAPSE       LAPSE      LAPSE  LAPSE       32,548     32,548 200,000
29     74      3,088  202,075      0                                                                    31,250     31,250 200,000
30     75      3,088  215,421      0                                                                    29,489     29,489 200,000

31     76      3,088  229,435      0                                                                    27,269     27,269 200,000
32     77      3,088  244,149      0                                                                    24,445     24,445 200,000
33     78      3,088  259,599      0                                                                    20,879     20,879 200,000
34     79      3,088  275,821      0                                                                    15,825     15,825 200,000
35     80      3,088  292,855      0                                                                     9,563     9,563  200,000
       81      3,088  310,940      0                                                                     1,952     1,952  200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 82.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $3,517.70             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                 ALLOCATION OF VALUES
FOR: MALE 45 PREF N/S DB OPT                       MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
  1  0% GROSS
MALE NON-SMOKER PREFERRED AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 3,088.00                       TO AGE 95                                  SPECIFIED AMOUNT
                                                 MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                         0.00% (- 1.49% NET)
                                                    -----------------------------
END                    UNSCHEDULED                    VALUE              BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER   VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------   -----    --------
  1    46     3,088         0         0       0         314      2,117   200,000
  2    47     3,088         0         0       0       2,361      4,435   200,000
  3    48     3,088         0         0       0       3,314      6,630   200,000
  4    49     3,088         0         0       0       5,368      8,684   200,000
  5    50     3,088         0         0       0       7,331     10,647   200,000
  6    51     3,088         0         0       0       9,491     12,476   200,000
  7    52     3,088         0         0       0      11,587     14,240   200,000
  8    53     3,088         0         0       0      13,621     15,942   200,000
  9    54     3,088         0         0       0      15,615     17,604   200,000
 10    55     3,088         0         0       0      17,549     19,207   200,000

 11    56     3,088         0         0       0      19,507     20,833   200,000
 12    57     3,088         0         0       0      21,288     22,283   200,000
 13    58     3,088         0         0       0      22,981     23,644   200,000
 14    59     3,088         0         0       0      24,607     24,938   200,000
 15    60     3,088         0         0       0      26,188     26,188   200,000
 16    61     3,088         0         0       0      27,578     27,578   200,000
 17    62     3,088         0         0       0      28,842     28,842   200,000
 18    63     3,088         0         0       0      29,940     29,940   200,000
 19    64     3,088         0         0       0      30,937     30,937   200,000
 20    65     3,088         0         0       0      31,832     31,832   200,000

 21    66     3,088         0         0       0      32,649     32,649   200,000
 22    67     3,088         0         0       0      33,348     33,348   200,000
 23    68     3,088         0         0       0      33,869     33,869   200,000
 24    69     3,088         0         0       0      34,175     34,175   200,000
 25    70     3,088         0         0       0      34,206     34,206   200,000
 26    71     3,088         0         0       0      33,980     33,980   200,000
 27    72     3,088         0         0       0      33,416     33,416   200,000
 28    73     3,088         0         0       0      32,548     32,458   200,000
 29    74     3,088         0         0       0      31,250     31,250   200,000
 30    75     3,088         0         0       0      29,489     29,489   200,000

 31    76     3,088         0         0       0      27,269     27,269   200,000
 32    77     3,088         0         0       0      24,445     24,445   200,000
 33    78     3,088         0         0       0      20,879     20,879   200,000
 34    79     3,088         0         0       0      15,825     15,825   200,000
 35    80     3,088         0         0       0       9,563      9,563   200,000
 36    81     3,088         0         0       0       1,952      1,952   200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 82.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $3,517.70             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 45 PREF N/S DB OPT 1                    MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
6%                                          FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
MALE NON-SMOKER PREFERRED AGE 45                      TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                                  GUARANTEED CHARGES
                                             -------------------------------------------------------------
                                                  0.00% (-1.49% NET)               6.00% (4.46% NET)
                                             -----------------------------   -----------------------------
               (1)       (2)        (3)                             (6)                             (9)
 END           NET     PREMIUM      NET         (4)       (5)     BENEFIT       (7)       (8)     BENEFIT
 OF          ANNUAL    ACCUM'D    LOANS/     VALUE ON     FUND    PAYABLE    VALUE ON     FUND    PAYABLE
YEAR   AGE   OUTLAY     AT 5%    SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH
----   ---   ------    -------   ---------   ---------   -----    --------   ---------   -----    --------
 1     46      3,088    3,242        0           314      2,117   200,000        462      2,265   200,000
 2     47      3,088    6,647        0         2,058      4,132   200,000      2,485      4,559   200,000
 3     48      3,088   10,222        0         2,762      6,078   200,000      3,600      6,916   200,000
 4     49      3,088   13,975        0         4,617      7,933   200,000      6,002      9,318   200,000
 5     50      3,088   17,916        0         6,385      9,701   200,000      8,452     11,768   200,000
 6     51      3.088   22,055        0         8,398     11,383   200,000     11,287     14,271   200,000
 7     52      3,088   26,400        0        10,306     12,959   200,000     14,155     16,808   200,000
 8     53      3,088   30,962        0        12,110     14,431   200,000     17,063     19,384   200,000
 9     54      3,088   35,753        0        13,792     15,781   200,000     19,991     21,981   200,000
10     55      3,088   40,783        0        15,353     17,011   200,000     22,945     24,603   200,000

11     56      3,088   46,064        0        16,931     18,258   200,000     26,114     27,440   200,000
12     57      3,088   51,610        0        18,356     19,351   200,000     29,300     30,295   200,000
13     58      3,088   57,433        0        19,629     20,292   200,000     32,511     33,174   200,000
14     59      3,088   63,547        0        20,731     21,063   200,000     35,732     36,063   200,000
15     60      3,088   69,966        0        21,643     21,643   200,000     38,948     38,948   200,000
16     61      3,088   76,707        0        22,012     22,012   200,000     41,817     41,817   200,000
17     62      3,088   83,785        0        22,149     22,149   200,000     44,655     44,655   200,000
18     63      3,088   91,216        0        22,053     22,053   200,000     47,469     47,469   200,000
19     64      3,088   99,020        0        21,639     21,639   200,000     50,191     50,191   200,000
20     65      3,088   107,213       0        20,881     20,881   200,000     52,805     52,805   200,000

21     66      3,088   115,816       0        19,792     19,792   200,000     55,345     55,345   200,000
22     67      3,088   124,849       0        18,281     18,281   200,000     57,734     57,734   200,000
23     68      3,088   134,334       0        16,291     16,291   200,000     59,936     59,936   200,000
24     69      3,088   144,293       0        13,759     13,759   200,000     61,915     61,915   200,000
25     70      3,088   154,750       0        10,640     10,640   200,000     63,646     63,646   200,000
26     71      3,088   165,730       0         6,810      6,810   200,000     65,053     65,053   200,000
27     72      3,088   177,259       0         2,014      2,014   200,000     65,966     65,966   200,000
28     73      3,088   189,365       0         LAPSE      LAPSE     LAPSE     66,433     66,433   200,000
29     74      3,088   202,075       0                                        66,265     66,265   200,000
30     75      3,088   215,421       0                                        65,278     65,278   200,000

              CURRENT CHARGES
       ------------------------------
             6.00% (4.46% NET)
       ------------------------------
                               (12)
 END     (10)       (11)     BENEFIT
 OF    VALUE ON     FUND     PAYABLE
YEAR   SURRENDER    VALUE    AT DEATH
----   ---------    -----    --------
 1          462      2,265   200,000
 2        2,797      4,871   200,000
 3        4,188      7,504   200,000
 4        6,829     10,145   200,000
 5        9,527     12,843   200,000
 6       12,574     15,558   200,000
 7       15,709     18,362   200,000
 8       18,937     21,259   200,000
 9       22,287     24,277   200,000
10       25,744     27,402   200,000
11       29,453     30,779   200,000
12       33,186     34,180   200,000
13       37,031     37,694   200,000
14       41,019     41,351   200,000
15       45,180     45,180   200,000
16       49,362     49,362   200,000
17       53,674     53,674   200,000
18       58,094     58,094   200,000
19       62,688     62,688   200,000
20       67,473     67,473   200,000
21       72,500     72,500   200,000
22       77,742     77,742   200,000
23       83,176     83,176   200,000
24       88,798     88,798   200,000
25       94,596     94,596   200,000
26      100,614    100,614   200,000
27      106,840    106,840   200,000
28      113,336    113,336   200,000
29      120,085    120,085   200,000
30      127,132    127,132   200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 83. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $3,517.70             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                  GUARANTEED CHARGES
                                             -------------------------------------------------------------
                                                  0.00% (-1.49% NET)               6.00% (4.46% NET)
                                             -----------------------------   -----------------------------
               (1)       (2)        (3)                             (6)                             (9)
 END           NET     PREMIUM      NET         (4)       (5)     BENEFIT       (7)       (8)     BENEFIT
 OF          ANNUAL    ACCUM'D    LOANS/     VALUE ON     FUND    PAYABLE    VALUE ON     FUND    PAYABLE
YEAR   AGE   OUTLAY     AT 5%    SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER   VALUE    AT DEATH
----   ---   ------    -------   ---------   ---------   -----    --------   ---------   -----    --------
31     76      3,088   229,435       0                                        63,304     63,304   200,000
32     77      3,088   244,149       0                                        60,153     60,153   200,000
33     78      3,088   259,599       0                                        55,584     55,584   200,000
34     79      3,088   275,821       0                                        49,289     49,289   200,000
35     80      3,088   292,855       0                                        40,853     40,853   200,000
36     81      3,088   310,740       0                                        29,676     29,676   200,000
37     82      3,088   329,519       0                                        14,937     14,937   200,000
38     83      3,088   349,237       0                                         LAPSE      LAPSE     LAPSE
39     84      3,088   369,942       0
40     85      3,088   391,681       0

41     86      3,088   414,508       0
42     87      3,088   438,475       0
43     88      3,088   463,642       0
44     89      3,088   490,066       0
45     90      3,088   517,812       0
46     91      3,088   546,945       0
47     92      3,088   577,534       0
48     93      3,088   609,654       0
49     94      3,088   643,379       0
50     95      3,088   678,790       0

              CURRENT CHARGES
       ------------------------------
             6.00% (4.46% NET)
       ------------------------------
                               (12)
 END     (10)       (11)     BENEFIT
 OF    VALUE ON     FUND     PAYABLE
YEAR   SURRENDER    VALUE    AT DEATH
----   ---------    -----    --------
31      134,546    134,546   200,000
32      142,350    142,350   200,000
33      150,598    150,598   200,000
34      159,218    159,218   200,000
35      168,463    168,463   200,000
36      178,503    178,503   200,000
37      189,523    189,523   200,000
38      201,393    201,393   211,462
39      213,750    213,750   224,438
40      226,594    226,594   237,923
41      239,935    239,935   251,932
42      253,765    253,765   266,453
43      268,095    268,095   281,500
44      282,923    282,923   297,069
45      298,244    298,244   313,156
46      314,030    314,030   329,731
47      330,717    330,717   343,945
48      348,406    348,406   358,858
49      367,336    367,336   374,683
50      387,802    387,802   391,680

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 83. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $3,517.70             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                            ALLOCATION OF VALUES
FOR: MALE 45 PREF N/S DB OPT 1               MONY EQUITYMASTER                             SPECIFIED AMOUNT = $200,000
6%                                     FLEXIBLE PREMIUM VARIABLE LIFE                          INITIAL DEATH BENEFIT =
MALE NON-SMOKER PREFERRED AGE 45                 TO AGE 95                                            SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00            MONY LIFE OF AMERICA
                                             DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                          6.00% (4.46% NET)
                                                    -----------------------------
 END                   UNSCHEDULED                                       BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON     FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
 1     46     3,088         0         0       0          462      2,265  200,000
 2     47     3,088         0         0       0        2,797      4,871  200,000
 3     48     3,088         0         0       0        4,188      7,504  200,000
 4     49     3,088         0         0       0        6,829     10,145  200,000
 5     50     3,088         0         0       0        9,527     12,843  200,000
 6     51     3,088         0         0       0       12,574     15,558  200,000
 7     52     3,088         0         0       0       15,709     18,362  200,000
 8     53     3,088         0         0       0       18,937     21,259  200,000
 9     54     3,088         0         0       0       22,287     24,277  200,000
10     55     3,088         0         0       0       25,744     27,402  200,000
11     56     3,088         0         0       0       29,453     30,779  200,000
12     57     3,088         0         0       0       33,186     34,180  200,000
13     58     3,088         0         0       0       37,031     37,694  200,000
14     59     3,088         0         0       0       41,019     41,351  200,000
15     60     3,088         0         0       0       45,180     45,180  200,000
16     61     3,088         0         0       0       49,362     49,362  200,000
17     62     3,088         0         0       0       53,674     53,674  200,000
18     63     3,088         0         0       0       58,094     58,094  200,000
19     64     3,088         0         0       0       62,688     62,688  200,000
20     65     3,088         0         0       0       67,473     67,473  200,000
21     66     3,088         0         0       0       72,500     72,500  200,000
22     67     3,088         0         0       0       77,742     77,742  200,000
23     68     3,088         0         0       0       83,176     83,176  200,000
24     69     3,088         0         0       0       88,798     88,798  200,000
25     70     3,088         0         0       0       94,596     94,596  200,000
26     71     3,088         0         0       0      100,614    100,614  200,000
27     72     3,088         0         0       0      106,840    106,840  200,000
28     73     3,088         0         0       0      113,336    113,336  200,000
29     74     3,088         0         0       0      120,085    120,085  200,000
30     75     3,088         0         0       0      127,132    127,132  200,000
31     76     3,088         0         0       0      134,546    134,546  200,000
32     77     3,088         0         0       0      142,350    142,350  200,000
33     78     3,088         0         0       0      150,598    150,598  200,000
34     79     3,088         0         0       0      159,218    159,218  200,000
35     80     3,088         0         0       0      168,463    168,463  200,000
36     81     3,088         0         0       0      178,503    178,503  200,000
37     82     3,088         0         0       0      189,523    189,523  200,000
38     83     3,088         0         0       0      201,393    201,393  211,462
39     84     3,088         0         0       0      213,750    213,750  224,438
40     85     3,088         0         0       0      226,594    226,594  237,923

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 83. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $3,517.70             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                          6.00% (4.46% NET)
                                                    -----------------------------
 END                   UNSCHEDULED                                       BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON     FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
41     86     3,088         0         0       0      239,935    239,935  251,932
42     87     3,088         0         0       0      253,765    253,765  266,453
43     88     3,088         0         0       0      268,095    268,095  281,500
44     89     3,088         0         0       0      282,923    282,923  297,069
45     90     3,088         0         0       0      298,244    298,244  313,156
46     91     3,088         0         0       0      314,030    314,030  329,731
47     92     3,088         0         0       0      330,717    330,717  343,945
48     93     3,088         0         0       0      348,406    348,406  358,858
49     94     3,088         0         0       0      367,336    367,336  374,683
50     95     3,088         0         0       0      387,802    387,802  391,680

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 83. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $3,517.70             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 45 PREF N/S DB OPT                      MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
1  12%                                      FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
MALE NON-SMOKER PREFERRED AGE 45                      TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                                    GUARANTEED CHARGES
                                             -----------------------------------------------------------------
                                                  0.00% (-1.49% NET)                12.00% (10.42% NET)
                                             -----------------------------   ---------------------------------
               (1)       (2)        (3)                             (6)                                 (9)
 END           NET     PREMIUM      NET         (4)       (5)     BENEFIT       (7)         (8)       BENEFIT
 OF          ANNUAL    ACCUM'D    LOANS/     VALUE ON     FUND    PAYABLE    VALUE ON      FUND       PAYABLE
YEAR   AGE   OUTLAY     AT 5%    SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER     VALUE     AT DEATH
----   ---   ------    -------   ---------   ---------   -----    --------   ---------     -----     --------
 1     46      3,088    3,242        0           314      2,117   200,000         611        2,414     200,000
 2     47      3,088    6,647        0         2,058      4,132   200,000       2,931        5,005     200,000
 3     48      3,088   10,222        0         2,762      6,078   200,000       4,511        7,827     200,000
 4     49      3,088   13,975        0         4,617      7,933   200,000       7,568       10,884     200,000
 5     50      3,088   17,916        0         6,385      9,701   200,000      10,887       14,203     200,000
 6     51      3.088   22,055        0         8,398     11,383   200,000      14,830       17,815     200,000
 7     52      3,088   26,400        0        10,306     12,959   200,000      19,078       21,731     200,000
 8     53      3,088   30,962        0        12,110     14,431   200,000      23,670       25,991     200,000
 9     54      3,088   35,753        0        13,792     15,781   200,000      28,624       30,614     200,000
10     55      3,088   40,783        0        15,353     17,011   200,000      33,988       35,646     200,000

11     56      3,088   46,064        0        16,931     18,258   200,000      40,073       41,399     200,000
12     57      3,088   51,610        0        18,356     19,351   200,000      46,701       47,695     200,000
13     58      3,088   57,433        0        19,629     20,292   200,000      53,949       54,612     200,000
14     59      3,088   63,547        0        20,731     21,063   200,000      61,885       62,217     200,000
15     60      3,088   69,966        0        21,643     21,643   200,000      70,592       70,592     200,000
16     61      3,088   76,707        0        22,012     22,012   200,000      79,837       79,837     200,000
17     62      3,088   83,785        0        22,149     22,149   200,000      90,066       90,066     200,000
18     63      3,088   91,216        0        22,053     22,053   200,000     101,434      101,434     200,000
19     64      3,088   99,020        0        21,639     21,639   200,000     114,068      114,068     200,000
20     65      3,088   107,213       0        20,881     20,881   200,000     128,171      128,171     200,000

21     66      3,088   115,816       0        19,792     19,792   200,000     144,046      144,046     200,000
22     67      3,088   124,849       0        18,281     18,281   200,000     161,929      161,929     200,000
23     68      3,088   134,334       0        16,291     16,291   200,000     182,045      182,045     214,813
24     69      3,088   144,293       0        13,759     13,759   200,000     204,249      204,249     238,971
25     70      3,088   154,750       0        10,640     10,640   200,000     228,730      228,730     265,327
26     71      3,088   165,730       0         6,810      6,810   200,000     255,712      255,712     294,069
27     72      3,088   177,259       0         2,014      2,014   200,000     285,533      285,533     322,652
28     73      3,088   189,365       0         LAPSE      LAPSE     LAPSE     318,573      318,573     353,616
29     74      3,088   202,075       0                                        355,214      355,214     387,184
30     75      3,088   215,421       0                                        395,923      395,923     423,637

                CURRENT CHARGES
       ---------------------------------
              12.00% (10.42% NET)
       ---------------------------------
                                 (12)
 END     (10)        (11)       BENEFIT
 OF    VALUE ON      FUND       PAYABLE
YEAR   SURRENDER     VALUE     AT DEATH
----   ---------     -----     --------
 1          611        2,414     200,000
 2        3,252        5,326     200,000
 3        5,135        8,451     200,000
 4        8,475       11,791     200,000
 5       12,104       15,420     200,000
 6       16,342       19,326     200,000
 7       20,959       23,612     200,000
 8       26,000       28,321     200,000
 9       31,533       33,523     200,000
10       37,595       39,253     200,000
11       44,465       45,791     200,000
12       51,941       52,936     200,000
13       60,182       60,845     200,000
14       69,301       69,633     200,000
15       79,426       79,426     200,000
16       90,480       90,480     200,000
17      102,752      102,752     200,000
18      116,382      116,382     200,000
19      131,589      131,589     200,000
20      148,582      148,582     200,000
21      167,656      167,656     201,187
22      188,879      188,879     224,766
23      212,363      212,363     250,588
24      238,342      238,342     278,860
25      267,069      267,069     309,800
26      298,846      298,846     343,673
27      334,045      334,045     377,471
28      373,077      373,077     414,115
29      416,372      416,372     453,845
30      464,446      464,446     496,958

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $3,517.70             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                    GUARANTEED CHARGES
                                             -----------------------------------------------------------------
                                                  0.00% (-1.49% NET)                12.00% (10.42% NET)
                                             -----------------------------   ---------------------------------
               (1)       (2)        (3)                             (6)                                 (9)
 END           NET     PREMIUM      NET         (4)       (5)     BENEFIT       (7)         (8)       BENEFIT
 OF          ANNUAL    ACCUM'D    LOANS/     VALUE ON     FUND    PAYABLE    VALUE ON      FUND       PAYABLE
YEAR   AGE   OUTLAY     AT 5%    SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER     VALUE     AT DEATH
----   ---   ------    -------   ---------   ---------   -----    --------   ---------     -----     --------
31     76      3,088   229,435       0                                        441,266      441,266     463,329
32     77      3,088   244,149       0                                        491,271      491,271     515,835
33     78      3,088   259,599       0                                        546,388      546,388     573,707
34     79      3,088   275,821       0                                        607,104      607,104     637,459
35     80      3,088   292,855       0                                        673,946      673,946     707,644
36     81      3,088   310,740       0                                        747,471      747,471     784,844
37     82      3,088   329,519       0                                        828,267      828,267     869,681
38     83      3,088   349,237       0                                        916,938      916,938     962,785
39     84      3,088   369,942       0                                       1,014,118   1,014,118   1,064,824
40     85      3,088   391,681       0                                       1,120,476   1,120,476   1,176,500

41     86      3,088   414,508       0                                       1,236,724   1,236,724   1,298,560
42     87      3,088   438,475       0                                       1,363,619   1,363,619   1,431,800
43     88      3,088   463,642       0                                       1,501,968   1,501,968   1,577,067
44     89      3,088   490,066       0                                       1,652,620   1,652,620   1,735,251
45     90      3,088   517,812       0                                       1,816,468   1,816,468   1,907,292
46     91      3,088   546,945       0                                       1,994,399   1,994,399   2,094,119
47     92      3,088   577,534       0                                       2,193,086   2,193,086   2,280,809
48     93      3,088   609,654       0                                       2,416,074   2,416,074   2,488,556
49     94      3,088   643,379       0                                       2,667,728   2,667,728   2,721,083
50     95      3,088   678,790       0                                       2,953,496   2,953,496   2,983,031

                CURRENT CHARGES
       ---------------------------------
              12.00% (10.42% NET)
       ---------------------------------
                                 (12)
 END     (10)        (11)       BENEFIT
 OF    VALUE ON      FUND       PAYABLE
YEAR   SURRENDER     VALUE     AT DEATH
----   ---------     -----     --------
31      517,903      517,903     543,798
32      577,047      577,047     605,899
33      642,453      642,453     674,575
34      714,632      714,632     750,364
35      794,339      794,339     834,056
36      882,327      882,327     926,444
37      979,370      979,370   1,028,338
38     1,086,614   1,086,614   1,140,944
39     1,204,887   1,204,887   1,265,131
40     1,335,178   1,335,178   1,401,936
41     1,478,650   1,478,650   1,552,582
42     1,636,437   1,636,437   1,718,259
43     1,809,892   1,809,892   1,900,387
44     2,000,407   2,000,407   2,100,427
45     2,209,457   2,209,457   2,319,930
46     2,438,465   2,438,465   2,560,388
47     2,692,720   2,692,720   2,800,428
48     2,975,517   2,975,517   3,064,783
49     3,291,773   3,291,773   3,357,608
50     3,647,621   3,647,621   3,684,097

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $3,517.70             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUES

FOR: MALE 45 PREF N/S DB OPT 1                    MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
12%                                         FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
MALE NON-SMOKER PREFERRED AGE 45                      TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 3,088.00                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                          12.00% (10.42% NET)
                                                    --------------------------------
 END                   UNSCHEDULED                                          BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON      FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
 1     46     3,088         0         0       0          611        2,414    200,000
 2     47     3,088         0         0       0        3,252        5,326    200,000
 3     48     3,088         0         0       0        5,135        8,451    200,000
 4     49     3,088         0         0       0        8,475       11,791    200,000
 5     50     3,088         0         0       0       12,104       15,420    200,000
 6     51     3,088         0         0       0       16,342       19,326    200,000
 7     52     3,088         0         0       0       20,959       23,612    200,000
 8     53     3,088         0         0       0       26,000       28,321    200,000
 9     54     3,088         0         0       0       31,533       33,523    200,000
10     55     3,088         0         0       0       37,595       39,253    200,000

11     56     3,088         0         0       0       44,465       45,791    200,000
12     57     3,088         0         0       0       51,941       52,936    200,000
13     58     3,088         0         0       0       60,182       60,845    200,000
14     59     3,088         0         0       0       69,301       69,633    200,000
15     60     3,088         0         0       0       79,426       79,426    200,000
16     61     3,088         0         0       0       90,480       90,480    200,000
17     62     3,088         0         0       0      102,752      102,752    200,000
18     63     3,088         0         0       0      116,382      116,382    200,000
19     64     3,088         0         0       0      131,589      131,589    200,000
20     65     3,088         0         0       0      148,582      148,582    200,000

21     66     3,088         0         0       0      167,656      167,656    201,187
22     67     3,088         0         0       0      188,879      188,879    224,766
23     68     3,088         0         0       0      212,363      212,363    250,588
24     69     3,088         0         0       0      238,342      238,342    278,860
25     70     3,088         0         0       0      267,069      267,069    309,800
26     71     3,088         0         0       0      298,846      298,846    343,673
27     72     3,088         0         0       0      334,045      334,045    377,471
28     73     3,088         0         0       0      373,077      373,077    414,115
29     74     3,088         0         0       0      416,372      416,372    453,845
30     75     3,088         0         0       0      464,446      464,446    496,958

31     76     3,088         0         0       0      517,903      517,903    543,798
32     77     3,088         0         0       0      577,047      577,047    605,899
33     78     3,088         0         0       0      642,453      642,453    674,575
34     79     3,088         0         0       0      714,632      714,632    750,364
35     80     3,088         0         0       0      794,339      794,339    834,056
36     81     3,088         0         0       0      882,327      882,327    926,444
37     82     3,088         0         0       0      979,370      979,370  1,028,338
38     83     3,088         0         0       0     1,086,614   1,086,614  1,140,944
39     84     3,088         0         0       0     1,204,887   1,204,887  1,265,131
40     85     3,088         0         0       0     1,335,178   1,335,178  1,401,936

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $3,517.70             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                          12.00% (10.42% NET)
                                                    --------------------------------
 END                   UNSCHEDULED                                          BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON      FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
41     86     3,008         0         0       0     1,478,650   1,478,650  1,552,582
42     87     3,088         0         0       0     1,636,437   1,636,437  1,718,259
43     88     3,088         0         0       0     1,809,892   1,809,892  1,900,387
44     89     3,088         0         0       0     2,000,407   2,000,407  2,100,427
45     90     3,088         0         0       0     2,209,457   2,209,457  2,319,930
46     91     3,088         0         0       0     2,438,465   2,438,465  2,560,388
47     92     3,088         0         0       0     2,692,720   2,692,720  2,800,428
48     93     3,088         0         0       0     2,975,517   2,975,517  3,064,783
49     94     3,088         0         0       0     3,291,773   3,291,773  3,357,608
50     95     3,088         0         0       0     3,647,621   3,647,621  3,684,097

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 73. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $3,517.70             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                STANDARD LEDGER STATEMENT

FOR: FEMALE 45 PREF N/S DB OPT 1                   MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
0%                                           FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
FEMALE NON-SMOKER PREFERRED AGE 45                     TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,578.00                  MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                                   GUARANTEED CHARGES
                                            -----------------------------------------------------------------
                                                 0.00% (-1.49% NET)                0.00% (-1.49% NET)
                                            -----------------------------   ---------------------------------
              (1)       (2)        (3)                             (6)                                 (9)
 END          NET     PREMIUM      NET         (4)       (5)     BENEFIT       (7)         (8)       BENEFIT
 OF          ANNUAL   ACCUM'D    LOANS/     VALUE ON     FUND    PAYABLE    VALUE ON      FUND       PAYABLE
YEAR   AGE   OUTLAY    AT 5%    SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER     VALUE     AT DEATH
----   ---   ------   -------   ---------   ---------   -----    --------   ---------     -----     --------
 1     46    2,578     2,707        0            27      1,698   200,000          27        1,698     200,000
 2     47    2,578     5,549        0         1,422      3,320   200,000       1,422        3,320     200,000
 3     48    2,578     8,534        0         1,966      4,899   200,000       1,966        4,899     200,000
 4     49    2,578    11,667        0         3,481      6,415   200,000       3,481        6,415     200,000
 5     50    2,578    14,957        0         4,911      7,844   200,000       4,911        7,844     200,000
 6     51    2,578    18,412        0         6,573      9,213   200,000       6,573        9,213     200,000
 7     52    2,578    22,040        0         8,152     10,499   200,000       8,152       10,499     200,000
 8     53    2,578    25,848        0         9,651     11,705   200,000       9,651       11,705     200,000
 9     54    2,578    29,848        0        11,071     12,832   200,000      11,071       12,832     200,000
10     55    2,578    34,047        0        12,414     13,881   200,000      12,414       13,881     200,000
11     56    2,578    38,456        0        13,788     14,961   200,000      13,788       14,961     200,000
12     57    2,578    43,086        0        15,070     15,950   200,000      15,070       15,950     200,000
13     58    2,578    47,947        0        16,261     16,847   200,000      16,261       16,847     200,000
14     59    2,578    53,052        0        17,362     17,656   200,000      17,362       17,656     200,000
15     60    2,578    58,411        0        18,375     18,375   200,000      18,375       18,375     200,000
16     61    2,578    64,038        0        19,007     19,007   200,000      19,007       19,007     200,000
17     62    2,578    69,947        0        19,509     19,509   200,000      19,509       19,509     200,000
18     63    2,578    76,152        0        19,860     19,860   200,000      19,860       19,860     200,000
19     64    2,578    82,666        0        20,040     20,040   200,000      20,040       20,040     200,000
20     65    2,578    89,506        0        20,006     20,006   200,000      20,006       20,006     200,000
21     66    2,578    96,688        0        19,766     19,766   200,000      19,766       19,766     200,000
22     67    2,578    104,230       0        19,288     19,288   200,000      19,288       19,288     200,000
23     68    2,578    112,148       0        18,549     18,549   200,000      18,549       18,549     200,000
24     69    2,578    120,462       0        17,545     17,545   200,000      17,545       17,545     200,000
25     70    2,578    129,192       0        16,248     16,248   200,000      16,248       16,248     200,000
26     71    2,578    138,359       0        14,609     14,609   200,000      14,609       14,609     200,000
27     72    2,578    147,984       0        12,527     12,527   200,000      12,527       12,527     200,000
28     73    2,578    158,090       0         9,920      9,920   200,000       9,920        9,920     200,000
29     74    2,578    168,701       0         6,627      6,627   200,000       6,627        6,627     200,000
30     75    2,578    179,843       0         2,519      2,519   200,000       2,519        2,519     200,000
31     76    2,578    191,542       0             0          0         0           0            0           0
32     77    2,578    203,826       0             0          0         0           0            0           0
33     78    2,578    216,725       0             0          0         0           0            0           0
34     79    2,578    230,268       0             0          0         0           0            0           0
35     80    2,578    244,488       0             0          0         0           0            0           0
36     81    2,578    259,419       0             0          0         0           0            0           0
37     82    2,578    275,097       0             0          0         0           0            0           0
38     83    2,578    291,559       0             0          0         0           0            0           0
39     84    2,578    308,844       0             0          0         0           0            0           0

                CURRENT CHARGES
       ---------------------------------
              0.00% (-1.49% NET)
       ---------------------------------
                                 (12)
 END     (10)        (11)       BENEFIT
 OF    VALUE ON      FUND       PAYABLE
YEAR   SURRENDER     VALUE     AT DEATH
----   ---------     -----     --------
 1           27        1,698     200,000
 2        1,749        3,647     200,000
 3        2,590        5,524     200,000
 4        4,328        7,262     200,000
 5        5,976        8,909     200,000
 6        7,694       10,334     200,000
 7        9,351       11,698     200,000
 8       10,972       13,025     200,000
 9       12,556       14,316     200,000
10       14,082       15,549     200,000
11       15,624       16,797     200,000
12       17,095       17,975     200,000
13       18,517       19,104     200,000
14       19,828       20,121     200,000
15       21,113       21,113     200,000
16       22,250       22,250     200,000
17       23,361       23,361     200,000
18       24,362       24,362     200,000
19       25,339       25,339     200,000
20       26,230       26,230     200,000
21       27,046       27,046     200,000
22       27,757       27,757     200,000
23       28,344       28,344     200,000
24       28,809       28,809     200,000
25       29,192       29,192     200,000
26       29,413       29,413     200,000
27       29,491       29,491     200,000
28       29,387       29,387     200,000
29       29,060       29,060     200,000
30       28,485       28,485     200,000
31       27,580       27,580     200,000
32       26,337       26,337     200,000
33       24,685       24,685     200,000
34       22,508       22,508     200,000
35       19,806       19,806     200,000
36       16,380       16,380     200,000
37       12,212       12,212     200,000
38        6,885        6,885     200,000
39          186          186     200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 85.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,625.68           INITIAL GUIDELINE ANNUAL: $2,941.36             INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUES

FOR: FEMALE 45 PREF N/S DB OPT                     MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
  1  0%
FEMALE NON-SMOKER PREFERRED AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 2,578.00                       TO AGE 95                                 SPECIFIED AMOUNT
                                                  MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                            CURRENT CHARGES
                                                     -----------------------------
                                                          0.00% (-1.49% NET)
                                                     -----------------------------
 END                    UNSCHEDULED                    VALUE              BENEFIT
 OF                      PREMIUM/     NET    TOTAL      ON        FUND    PAYABLE
YEAR    AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER   VALUE    AT DEATH
----    ---   -------   -----------   ----   -----   ---------   -----    --------
 1      46     2,578         0         0       0          27      1,698   200,000
 2      47     2,578         0         0       0       1,749      3,647   200,000
 3      48     2,578         0         0       0       2,590      5,524   200,000
 4      49     2,578         0         0       0       4,328      7,262   200,000
 5      50     2,578         0         0       0       5,976      8,909   200,000
 6      51     2,578         0         0       0       7,694     10,334   200,000
 7      52     2,578         0         0       0       9,351     11,698   200,000
 8      53     2,578         0         0       0      10,972     13,025   200,000
 9      54     2,578         0         0       0      12,556     14,316   200,000
10      55     2,578         0         0       0      14,082     15,549   200,000

11      56     2,578         0         0       0      15,624     16,797   200,000
12      57     2,578         0         0       0      17,095     17,975   200,000
13      58     2,578         0         0       0      18,517     19,104   200,000
14      59     2,578         0         0       0      19,828     20,121   200,000
15      60     2,578         0         0       0      21,113     21,113   200,000
16      61     2,578         0         0       0      22,250     22,250   200,000
17      62     2,578         0         0       0      23,361     23,361   200,000
18      63     2,578         0         0       0      24,362     24,362   200,000
19      64     2,578         0         0       0      25,339     25,339   200,000
20      65     2,578         0         0       0      26,230     26,230   200,000

21      66     2,578         0         0       0      27,046     27,046   200,000
22      67     2,578         0         0       0      27,757     27,757   200,000
23      68     2,578         0         0       0      28,344     28,344   200,000
24      69     2,578         0         0       0      28,809     28,809   200,000
25      70     2,578         0         0       0      29,192     29,192   200,000
26      71     2,578         0         0       0      29,413     29,413   200,000
27      72     2,578         0         0       0      29,491     29,491   200,000
28      73     2,578         0         0       0      29,387     29,387   200,000
29      74     2,578         0         0       0      29,060     29,060   200,000
30      75     2,578         0         0       0      28,485     28,485   200,000

31      76     2,578         0         0       0      27,580     27,580   200,000
32      77     2,578         0         0       0      26,337     26,337   200,000
33      78     2,578         0         0       0      24,685     24,685   200,000
34      79     2,578         0         0       0      22,508     22,508   200,000
35      80     2,578         0         0       0      19,806     19,806   200,000
36      81     2,578         0         0       0      16,380     16,380   200,000
37      82     2,578         0         0       0      12,212     12,212   200,000
38      83     2,578         0         0       0       6,885      6,885   200,000
39      84     2,578         0         0       0         186        186   200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 85.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,625.68           INITIAL GUIDELINE ANNUAL: $2,941.36             INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: FEMALE 45 PREF N/S DB OPT                     MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
  1  6%
FEMALE NON-SMOKER PREFERRED AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 2,578.00                  MONY LIFE OF AMERICA                           SPECIFIED AMOUNT
                                                   DECLARED PREMIUMS

                                                               GUARANTEED CHARGES
                                           -----------------------------------------------------------
                                               0.00% (- 1.49% NET)             6.00% (4.46% NET)
                                           ----------------------------   ----------------------------
               (1)      (2)       (3)         (4)                (6)         (7)                (9)
END            NET    PREMIUM     NET        VALUE      (5)    BENEFIT      VALUE      (8)    BENEFIT
 OF          ANNUAL   ACCUM'D   LOANS/        ON        FUND   PAYABLE       ON        FUND   PAYABLE
YEAR   AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER   VALUE   AT DEATH
----   ---   ------   -------  ---------   ---------   -----   --------   ---------   -----   --------
 1     46      2,578    2,707      0            27      1,698  200,000        149      1,819  200,000
 2     47      2,578    5,549      0         1,422      3,320  200,000      1,770      3,668  200,000
 3     48      2,578    8,534      0         1,966      4,899  200,000      2,648      5,581  200,000
 4     49      2,578   11,667      0         3,481      6,415  200,000      4,606      7,540  200,000
 5     50      2,578   14,957      0         4,911      7,844  200,000      6,589      9,523  200,000
 6     51      2,578   18,412      0         6,573      9,213  200,000      8,916     11,556  200,000
 7     52      2,578   22,040      0         8,152     10,499  200,000     11,274     13,620  200,000
 8     53      2,578   25,848      0         9,651     11,705  200,000     13,665     15,719  200,000
 9     54      2,578   29,848      0        11,071     12,832  200,000     16,094     17,854  200,000
10     55      2,578   34,047      0        12,414     13,881  200,000     18,563     20,030  200,000
11     56      2,578   38,456      0        13,788     14,961  200,000     21,224     22,398  200,000
12     57      2,578   43,086      0        15,070     15,950  200,000     23,932     24,812  200,000
13     58      2,578   47,947      0        16,261     16,847  200,000     26,691     27,278  200,000
14     59      2,578   53,052      0        17,362     17,656  200,000     29,508     29,801  200,000
15     60      2,578   58,411      0        18,375     18,375  200,000     32,387     32,387  200,000
16     61      2,578   64,038      0        19,007     19,007  200,000     35,043     35,043  200,000
17     62      2,578   69,947      0        19,509     19,509  200,000     37,734     37,734  200,000
18     63      2,578   76,152      0        19,860     19,860  200,000     40,447     40,447  200,000
19     64      2,578   82,666      0        20,040     20,040  200,000     43,169     43,169  200,000
20     65      2,578   89,506      0        20,006     20,006  200,000     45,867     45,867  200,000
21     66      2,578   96,688      0        19,766     19,766  200,000     48,564     48,564  200,000
22     67      2,578  104,230      0        19,280     19,288  200,000     51,232     51,232  200,000
23     68      2,578  112,148      0        18,549     18,549  200,000     53,857     53,857  200,000
24     69      2,578  120,462      0        17,545     17,545  200,000     56,445     56,445  200,000
25     70      2,578  129,192      0        16,248     16,248  200,000     58,983     58,983  200,000
26     71      2,578  138,359      0        14,609     14,609  200,000     61,442     61,442  200,000
27     72      2,578  147,984      0        12,527     12,527  200,000     63,756     63,756  200,000
28     73      2,578  158,090      0         9,920      9,920  200,000     65,877     65,877  200,000
29     74      2,578  168,701      0         6,627      6,627  200,000     67,702     67,702  200,000
30     75      2,578  179,843      0         2,519      2,519  200,000     69,154     69,154  200,000

             CURRENT CHARGES
      -----------------------------
            6.00% (4.46% NET)
      -----------------------------
        (10)                 (12)
END     VALUE      (11)    BENEFIT
 OF      ON        FUND    PAYABLE
YEAR  SURRENDER    VALUE   AT DEATH
----  ---------    -----   --------
 1         149      1,819  200,000
 2       2,108      4,005  200,000
 3       3,311      6,245  200,000
 4       5,538      8,471  200,000
 5       7,799     10,732  200,000
 6      10,254     12,894  200,000
 7      12,769     15,116  200,000
 8      15,370     17,423  200,000
 9      18,062     19,822  200,000
10      20,828     22,294  200,000
11      23,789     24,963  200,000
12      26,834     27,714  200,000
13      29,991     30,577  200,000
14      33,204     33,498  200,000
15      36,563     36,563  200,000
16      39,941     39,941  200,000
17      43,488     43,488  200,000
18      47,138     47,138  200,000
19      50,977     50,977  200,000
20      54,961     54,961  200,000
21      59,122     59,122  200,000
22      63,440     63,440  200,000
23      67,912     67,912  200,000
24      72,553     72,553  200,000
25      77,412     77,412  200,000
26      82,448     82,448  200,000
27      87,696     87,696  200,000
28      93,151     93,151  200,000
29      98,814     98,814  200,000
30     104,700    104,700  200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 87. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at an anniversary at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,625.68           INITIAL GUIDELINE ANNUAL: $2,941.36             INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                               GUARANTEED CHARGES                             CURRENT CHARGES
                                           ----------------------------------------------------------   ----------------------------
                                               0.00% (- 1.49% NET)             6.00% (4.46% NET)             6.00% (4.46% NET)
                                           ----------------------------   ---------------------------   ----------------------------
               (1)      (2)       (3)         (4)                (6)         (7)               (9)        (10)                (12)
END            NET    PREMIUM     NET        VALUE      (5)    BENEFIT      VALUE      (8)   BENEFIT      VALUE      (11)   BENEFIT
 OF          ANNUAL   ACCUM'D   LOANS/        ON        FUND   PAYABLE       ON       FUND   PAYABLE       ON        FUND   PAYABLE
YEAR   AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER   VALUE  AT DEATH   SURRENDER   VALUE   AT DEATH
----   ---   ------   -------  ---------   ---------   -----   --------   ---------   -----  --------   ---------   -----   --------
31     76      2,578  191,542      0             0          0        0     70,134     70,134 200,000    110,797     110,797 200,000
32     77      2,578  203,826      0                                       70,541     70,541 200,000    117,143     117,143 200,000
33     78      2,578  216,725      0                                       70,295     70,295 200,000    123,754     123,754 200,000
34     79      2,578  230,268      0                                       69,246     69,246 200,000    130,633     130,633 200,000
35     80      2,578  244,488      0                                       67,228     67,228 200,000    137,851     137,851 200,000
36     81      2,578  259,419      0                                       63,986     63,986 200,000    145,419     145,419 200,000
37     82      2,578  275,097      0                                       59,183     59,183 200,000    153,430     153,430 200,000
38     83      2,578  291,559      0                                       52,314     52,314 200,000    161,901     161,901 200,000
39     84      2,578  308,844      0                                       42,694     42,694 200,000    170,951     170,951 200,000
40     85      2,578  326,993      0                                       29,463     29,463 200,000    180,696     180,696 200,000
41     86      2,578  346,049      0                                       11,387     11,387 200,000    191,367     191,367 200,936
42     87      2,578  366,059      0                                            0         0        0    202,677     202,677 212,811
43     88      2,578  387,069      0                                                                    214,372     214,372 225,090
44     89      2,578  409,129      0                                                                    226,481     226,481 237,805
45     90      2,578  432,292      0                                                                    239,000     239,000 250,950
46     91      2,578  456,614      0                                                                    251,905     251,905 264,500
47     92      2,578  482,151      0                                                                    265,559     265,559 276,182
48     93      2,578  508,966      0                                                                    280,080     280,080 288,483
49     94      2,578  537,121      0                                                                    295,620     295,620 301,533
50     95      2,578  566,684      0                                                                    312,348     312,348 315,471

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 87. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at an anniversary at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,625.68           INITIAL GUIDELINE ANNUAL: $2,941.36             INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUES

FOR: FEMALE 45 PREF N/S DB OPT 1               MONY EQUITYMASTER                           SPECIFIED AMOUNT = $200,000
6%                                      FLEXIBLE PREMIUM VARIABLE LIFE                         INITIAL DEATH BENEFIT =
FEMALE NON-SMOKER PREFERRED AGE 45                 TO AGE 95                                          SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 2,578.00             MONY LIFE OF AMERICA
                                               DECLARED PREMIUMS

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                           6.00% (4.46% NET)
                                                    --------------------------------
 END                   UNSCHEDULED                                          BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON      FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
 1     46     2,578         0         0       0          149        1,819    200,000
 2     47     2,578         0         0       0        2,108        4,005    200,000
 3     48     2,578         0         0       0        3,311        6,245    200,000
 4     49     2,578         0         0       0        5,538        8,471    200,000
 5     50     2,578         0         0       0        7,799       10,732    200,000
 6     51     2,578         0         0       0       10,254       12,894    200,000
 7     52     2,578         0         0       0       12,769       15,116    200,000
 8     53     2,578         0         0       0       15,370       17,423    200,000
 9     54     2,578         0         0       0       18,062       19,822    200,000
10     55     2,578         0         0       0       20,828       22,294    200,000
11     56     2,578         0         0       0       23,789       24,963    200,000
12     57     2,578         0         0       0       26,834       27,714    200,000
13     58     2,578         0         0       0       29,991       30,577    200,000
14     59     2,578         0         0       0       33,204       33,498    200,000
15     60     2,578         0         0       0       36,563       36,563    200,000
16     61     2,578         0         0       0       39,941       39,941    200,000
17     62     2,578         0         0       0       43,488       43,488    200,000
18     63     2,578         0         0       0       47,138       47,138    200,000
19     64     2,578         0         0       0       50,977       50,977    200,000
20     65     2,578         0         0       0       54,961       54,961    200,000
21     66     2,578         0         0       0       59,122       59,122    200,000
22     67     2,578         0         0       0       63,440       63,440    200,000
23     68     2,578         0         0       0       67,912       67,912    200,000
24     69     2,578         0         0       0       72,553       72,553    200,000
25     70     2,578         0         0       0       77,412       77,412    200,000
26     71     2,578         0         0       0       82,448       82,448    200,000
27     72     2,578         0         0       0       87,696       87,696    200,000
28     73     2,578         0         0       0       93,151       93,151    200,000
29     74     2,578         0         0       0       98,814       98,814    200,000
30     75     2,578         0         0       0      104,700      104,700    200,000
31     76     2,578         0         0       0      110,797      110,797    200,000
32     77     2,578         0         0       0      117,143      117,143    200,000
33     78     2,578         0         0       0      123,754      123,754    200,000
34     79     2,578         0         0       0      130,633      130,633    200,000
35     80     2,578         0         0       0      137,851      137,851    200,000
36     81     2,578         0         0       0      145,419      145,419    200,000
37     82     2,578         0         0       0      153,430      153,430    200,000
38     83     2,578         0         0       0      161,901      161,901    200,000
39     84     2,578         0         0       0      170,951      170,951    200,000
40     85     2,578         0         0       0      180,696      180,696    200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 87. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,625.68           INITIAL GUIDELINE ANNUAL: $2,941.36             INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                           6.00% (4.46% NET)
                                                    --------------------------------
 END                   UNSCHEDULED                                          BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON      FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
41     86     2,578         0         0       0      191,367      191,367    200,936
42     87     2,578         0         0       0      202,677      202,677    212,811
43     88     2,578         0         0       0      214,372      214,372    225,090
44     89     2,578         0         0       0      226,481      226,481    237,805
45     90     2,578         0         0       0      239,000      239,000    250,950
46     91     2,578         0         0       0      251,905      251,905    264,500
47     92     2,578         0         0       0      265,559      265,559    276,182
48     93     2,578         0         0       0      280,080      280,080    288,483
49     94     2,578         0         0       0      295,620      295,620    301,533
50     95     2,578         0         0       0      312,348      312,348    315,471

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 87. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,625.68           INITIAL GUIDELINE ANNUAL: $2,941.36             INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                               STANDARD LEDGER STATEMENT

FOR: FEMALE 45 PREF N/S DB OPT                     MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
1  12%
FEMALE NON-SMOKER PREFERRED AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 2,578.00                       TO AGE 95                                 SPECIFIED AMOUNT
                                                  MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                                    GUARANTEED CHARGES
                                             ----------------------------------------------------------------
                                                  0.00% (- 1.49% NET)              12.00% (10.42% NET)
                                             -----------------------------   --------------------------------
                (1)      (2)        (3)         (4)                 (6)         (7)                    (9)
 END            NET    PREMIUM      NET        VALUE       (5)    BENEFIT      VALUE        (8)      BENEFIT
 OF           ANNUAL   ACCUM'D    LOANS/        ON        FUND    PAYABLE       ON         FUND      PAYABLE
YEAR    AGE   OUTLAY    AT 5%    SURRENDER   SURRENDER    VALUE   AT DEATH   SURRENDER     VALUE    AT DEATH
----    ---   ------   -------   ---------   ---------    -----   --------   ---------     -----    --------
 1      46      2,578   2,707        0             27      1,698  200,000         270        1,940    200,000
 2      47      2,578   5,549        0          1,422      3,320  200,000       2,133        4.031    200,000
 3      48      2,578   8,534        0          1,966      4,899  200,000       3,388        6,322    200,000
 4      49      2,578  11,667        0          3,481      6,415  200,000       5,878        8,812    200,000
 5      50      2,578  14,957        0          4,911      7,844  200,000       8,566       11,499    200,000
 6      51      2,578  18,412        0          6,573      9,213  200,000      11,791       14,431    200,000
 7      52      2,578  22,040        0          8,152     10,499  200,000      15,266       17,612    200,000
 8      53      2,578  25,848        0          9,651     11,705  200,000      19,019       21,073    200,000
 9      54      2,578  29,848        0         11,071     12,832  200,000      23,086       24,846    200,000
10      55      2,578  34,047        0         12,414     13,881  200,000      27,502       28,968    200,000
11      56      2,578  38,456        0         13,788     14,961  200,000      32,516       33,689    200,000
12      57      2,578  43,086        0         15,070     15,950  200,000      37,998       37,878    200,000
13      58      2,578  47,947        0         16,261     16,847  200,000      44,006       44,593    200,000
14      59      2,578  53,052        0         17,362     17,656  200,000      50,610       50,904    200,000
15      60      2,578  58,411        0         18,375     18,375  200,000      57,886       57,886    200,000
16      61      2,578  64,038        0         19,007     19,007  200,000      65,627       65,627    200,000
17      62      2,578  69,947        0         19,509     19,509  200,000      74,192       74,192    200,000
18      63      2,578  76,152        0         19,860     19,860  200,000      83,677       83,677    200,000
19      64      2,578  82,666        0         20,040     20,040  200,000      94,197       94,197    200,000
20      65      2,578  89,506        0         20,006     20,006  200,000     105,874      105,874    200,000
21      66      2,578  96,688        0         19,766     19,766  200,000     118,917      118,917    200,000
22      67      2,578  104,230       0         19,288     19,288  200,000     133,486      133,486    200,000
23      68      2,578  112,148       0         18,549     18,549  200,000     149,810      149,810    200,000
24      69      2,578  120,462       0         17,545     17,545  200,000     168,162      168,162    200,000
25      70      2,578  129,192       0         16,248     16,248  200,000     188,706      188,706    218,899
26      71      2,578  138,359       0         14,609     14,609  200,000     211,422      211,422    243,135
27      72      2,578  147,984       0         12,527     12,527  200,000     236,581      236,581    267,336
28      73      2,578  158,090       0          9,920      9,920  200,000     264,462      264,462    293,553
29      74      2,578  168,701       0          6,627      6,627  200,000     295,379      295,379    321,963
30      75      2,578  179,843       0          2,519      2,519  200,000     329,703      329,703    352,782

          CURRENT CHARGES
       ---------------------
             12.00% (10.42% NET)
       --------------------------------
         (10)                   (12)
 END     VALUE       (11)      BENEFIT
 OF       ON         FUND      PAYABLE
YEAR   SURRENDER     VALUE    AT DEATH
----   ---------     -----    --------
 1          270        1,940    200,000
 2        2,481        4,378    200,000
 3        4,092        7,025    200,000
 4        6,899        9,833    200,000
 5        9,936       12,869    200,000
 6       13,380       16,020    200,000
 7       17,121       19,467    200,000
 8       21,213       23,266    200,000
 9       25,697       27,457    200,000
10       30,595       32,061    200,000
11       36,137       37,310    200,000
12       42,224       43,104    200,000
13       48,944       49,531    200,000
14       56,318       56,611    200,000
15       64,500       64,500    200,000
16       73,428       73,428    200,000
17       83,376       83,376    200,000
18       94,409       94,409    200,000
19      106,710      106,719    200,000
20      120,424      120,424    200,000
21      135,742      135,742    200,000
22      152,836      152,836    200,000
23      171,934      171,934    202,882
24      193,165      193,165    226,003
25      216,691      216,691    251,361
26      242,745      242,745    279,157
27      271,641      271,641    306,955
28      303,695      303,695    337,101
29      339,262      339,262    369,796
30      378,752      378,752    405,265

    Assuming Guaranteed Charges and a Gross Investment return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,625.68           INITIAL GUIDELINE ANNUAL: $2,941.36             INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                    GUARANTEED CHARGES
                                             ----------------------------------------------------------------
                                                  0.00% (- 1.49% NET)             12.00% (- 10.42% NET)
                                             -----------------------------   --------------------------------
                (1)      (2)        (3)         (4)                 (6)         (7)                    (9)
 END            NET    PREMIUM      NET        VALUE       (5)    BENEFIT      VALUE        (8)      BENEFIT
 OF           ANNUAL   ACCUM'D    LOANS/        ON        FUND    PAYABLE       ON         FUND      PAYABLE
YEAR    AGE   OUTLAY    AT 5%    SURRENDER   SURRENDER    VALUE   AT DEATH   SURRENDER     VALUE    AT DEATH
----    ---   ------   -------   ---------   ---------    -----   --------   ---------     -----    --------
31      76      2,578  191,542       0              0          0        0     367,869      367,869    386,262
32      77      2,578  203,826       0              0          0        0     410,041      410,041    430,543
33      78      2,578  216,725       0              0          0        0     456,622      456,622    479,453
34      79      2,578  230,268       0              0          0        0     508,045      508,045    533,447
35      80      2,578  244,488       0              0          0        0     564,781      564,781    593,020
36      81      2,578  259,419       0              0          0        0     627,331      627,331    658,698
37      82      2,578  275,097       0              0          0        0     696,233      696,233    731,044
38      83      2,578  291,559       0              0          0        0     772,042      772,042    810,644
39      84      2,578  308,844       0              0          0        0     855,343      855,343    898,110
40      85      2,578  326,993       0              0          0        0     946,762      946,762    994,100
41      86      2,578  346,049       0              0          0        0    1,046,951   1,046,951  1,099,299
42      87      2,578  366,059       0              0          0        0    1,156,605   1,156,605  1,214,436
43      88      2,578  387,069       0              0          0        0    1,276,430   1,276,430  1,340,251
44      89      2,578  409,129       0              0          0        0    1,407,184   1,407,184  1,477,543
45      90      2,578  432,292       0              0          0        0    1,549,597   1,549,597  1,627,077
46      91      2,578  456,614       0              0          0        0    1,704,434   1,704,434  1,789,656
47      92      2,578  482,151       0              0          0        0    1,876,725   1,876,725  1,951,794
48      93      2,578  508,966       0              0          0        0    2,069,388   2,069,388  2,131,470
49      94      2,578  537,121       0              0          0        0    2,286,068   2,286,068  2,331,789
50      95      2,578  566,684       0              0          0        0    2,531,426   2,531,426  2,556,740

          CURRENT CHARGES
       ---------------------
            12.00% (- 10.42% NET)
       --------------------------------
         (10)                   (12)
 END     VALUE       (11)      BENEFIT
 OF       ON         FUND      PAYABLE
YEAR   SURRENDER     VALUE    AT DEATH
----   ---------     -----    --------
31      422,620      422,620    443,751
32      471,212      471,212    494,773
33      525,024      525,024    551,275
34      584,590      584,590    613,819
35      650,519      650,519    683,045
36      723,448      723,448    759,620
37      804,107      804,107    844,312
38      893,213      893,213    937,874
39      991,593      991,593  1,041,173
40     1,100,045   1,100,045  1,155,047
41     1,219,465   1,219,465  1,280,438
42     1,350,804   1,350,804  1,418,345
43     1,495,068   1,495,068  1,569,821
44     1,653,619   1,653,619  1,736,300
45     1,827,691   1,827,691  1,919,076
46     2,018,474   2,018,474  2,119,397
47     2,230,477   2,230,477  2,319,696
48     2,466,787   2,466,787  2,540,790
49     2,731,205   2,731,205  2,785,829
50     3,028,191   3,028,191  3,058,472

    Assuming Guaranteed Charges and a Gross Investment return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,625.68           INITIAL GUIDELINE ANNUAL: $2,941.36             INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                    ALLOCATION OF VALUES

FOR: FEMALE 45 PREF N/S DB OPT                     MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
  1  12%
FEMALE NON-SMOKER PREFERRED AGE 45           FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 2,578.00                       TO AGE 95                                 SPECIFIED AMOUNT
                                                  MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                              CURRENT CHARGES
                                                     ---------------------------------
                                                            12.00% (10.42% NET)
                                                     ---------------------------------
 END                    UNSCHEDULED                    VALUE                  BENEFIT
 OF                      PREMIUM/     NET    TOTAL      ON         FUND       PAYABLE
YEAR    AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE     AT DEATH
----    ---   -------   -----------   ----   -----   ---------     -----     --------
 1      46     2,578         0         0       0          270        1,940     200,000
 2      47     2,578         0         0       0        2,481        4,378     200,000
 3      48     2,578         0         0       0        4,092        7,025     200,000
 4      49     2,578         0         0       0        6,899        9,833     200,000
 5      50     2,578         0         0       0        9,936       12,869     200,000
 6      51     2,578         0         0       0       13,380       16,020     200,000
 7      52     2,578         0         0       0       17,121       19,467     200,000
 8      53     2,578         0         0       0       21,213       23,266     200,000
 9      54     2,578         0         0       0       25,697       27,457     200,000
10      55     2,578         0         0       0       30,595       32,061     200,000
11      56     2,578         0         0       0       36,137       37,310     200,000
12      57     2,578         0         0       0       42,224       43,104     200,000
13      58     2,578         0         0       0       48,944       49,531     200,000
14      59     2,578         0         0       0       56,318       56,611     200,000
15      60     2,578         0         0       0       64,500       64,500     200,000
16      61     2,578         0         0       0       73,428       73,428     200,000
17      62     2,578         0         0       0       83,376       83,376     200,000
18      63     2,578         0         0       0       94,409       94,409     200,000
19      64     2,578         0         0       0      106,719      106,719     200,000
20      65     2,578         0         0       0      120,424      120,424     200,000
21      66     2,578         0         0       0      135,742      135,742     200,000
22      67     2,578         0         0       0      152,836      152,836     200,000
23      68     2,578         0         0       0      171,934      171,934     202,882
24      69     2,578         0         0       0      193,165      193,165     226,003
25      70     2,578         0         0       0      216,691      216,691     251,361
26      71     2,578         0         0       0      242,745      242,745     279,157
27      72     2,578         0         0       0      271,641      271,641     306,955
28      73     2,578         0         0       0      303,695      303,695     337,101
29      74     2,578         0         0       0      339,262      339,262     369,796
30      75     2,578         0         0       0      378,752      378,752     405,265
31      76     2,578         0         0       0      422,620      422,620     443,751
32      77     2,578         0         0       0      471,212      471,212     494,773
33      78     2,578         0         0       0      525,024      525,024     551,275
34      79     2,578         0         0       0      584,590      584,590     613,819
35      80     2,578         0         0       0      650,519      650,519     683,045
36      81     2,578         0         0       0      723,448      723,448     759,620
37      82     2,578         0         0       0      804,107      804,107     844,312
38      83     2,578         0         0       0      893,213      893,213     937,874
39      84     2,578         0         0       0      991,593      991,593   1,041,173
40      85     2,578         0         0       0     1,100,045   1,100,045   1,115,047

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,625.68           INITIAL GUIDELINE ANNUAL: $2,941.36             INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                              CURRENT CHARGES
                                                     ---------------------------------
                                                            12.00% (10.42% NET)
                                                     ---------------------------------
 END                    UNSCHEDULED                    VALUE                  BENEFIT
 OF                      PREMIUM/     NET    TOTAL      ON         FUND       PAYABLE
YEAR    AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE     AT DEATH
----    ---   -------   -----------   ----   -----   ---------     -----     --------

41      86     2,578         0         0       0     1,219,465   1,219,465   1,280,438
42      87     2,578         0         0       0     1,350,804   1,350,804   1,418,345
43      88     2,578         0         0       0     1,495,068   1,495,068   1,569,821
44      89     2,578         0         0       0     1,653,619   1,653,619   1,736,300
45      90     2,578         0         0       0     1,827,691   1,827,691   1,919,076
46      91     2,578         0         0       0     2,018,474   2,018,474   2,119,397
47      92     2,578         0         0       0     2,230,477   2,230,477   2,319,696
48      93     2,578         0         0       0     2,466,787   2,466,787   2,540,790
49      94     2,578         0         0       0     2,731,205   2,731,205   2,785,829
50      95     2,578         0         0       0     3,028,191   3,028,191   3,058,472

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $38,625.68           INITIAL GUIDELINE ANNUAL: $2,941.36             INITIAL TWO YEAR MINIMUM: $2,578.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                           STANDARD LEDGER STATEMENT

FOR: MALE 45 STANDARD SMOKER DB OPT 1  0%                      MONY EQUITYMASTER                 SPECIFIED AMOUNT = $200,000
MALE SMOKER STANDARD AGE 45                             FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 4,162.00                                   TO AGE 95                                SPECIFIED AMOUNT
                                                             MONY LIFE OF AMERICA
                                                               DECLARED PREMIUMS

                                                                   GUARANTEED CHARGES
                                              -------------------------------------------------------------
                                                   0.00% (- 1.49% NET)             0.00% (- 1.49% NET)
                                              -----------------------------   -----------------------------
                  (1)      (2)       (3)         (4)                 (6)         (7)                 (9)
  END             NET    PREMIUM     NET        VALUE       (5)    BENEFIT      VALUE       (8)    BENEFIT
  OF            ANNUAL   ACCUM'D   LOANS/        ON        FUND    PAYABLE       ON        FUND    PAYABLE
 YEAR     AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER    VALUE   AT DEATH   SURRENDER    VALUE   AT DEATH
 ----     ---   ------   -------  ---------   ---------    -----   --------   ---------    -----   --------
 1        46      4,162    4,370      0            573      2,655  200,000         573      2,655  200,000
 2        47      4,162    8,959      0          2,572      5,023  200,000       2,572      5,023  200,000
 3        48      4,162   13,777      0          3,136      7,258  200,000       3,136      7,258  200,000
 4        49      4,162   18,836      0          5,218      9,339  200,000       5,218      9,339  200,000
 5        50      4,162   24,148      0          7,151     11,272  200,000       7,151     11,272  200,000
 6        51      4,162   29,725      0          9,350     13,060  200,000       9,350     13,060  200,000
 7        52      4,162   35,581      0         11,386     14,684  200,000      11,386     14,684  200,000
 8        53      4,162   41,731      0         13,219     16,104  200,000      13,219     16,104  200,000
 9        54      4,162   48,187      0         14,850     17,323  200,000      14,850     17,323  200,000
10        55      4,162   54,967      0         16,242     18,303  200,000      16,242     18,303  200,000
Total            41,620
11        56      4,162   62,085      0         17,604     19,253  200,000      17,604     19,253  200,000
12        57      4,162   69,559      0         18,714     19,951  200,000      18,714     19,951  200,000
13        58      4,162   77,408      0         19,551     20,375  200,000      19,551     20,375  200,000
14        59      4,162   85,648      0         20,092     20,504  200,000      20,092     20,504  200,000
15        60      4,162   94,300      0         20,336     20,336  200,000      20,336     20,336  200,000
16        61      4,162  103,386      0         19,843     19,843  200,000      19,843     19,843  200,000
17        62      4,162  112,925      0         18,957     18,957  200,000      18,957     18,957  200,000
18        63      4,162  122,941      0         17,624     17,624  200,000      17,624     17,624  200,000
19        64      4,162  133,459      0         15,785     15,785  200,000      15,785     15,785  200,000
20        65      4,162  144,502      0         13,354     13,354  200,000      13,354     13,354  200,000
Total            83,240
21        66      4,162  156,097      0         10,320     10,320  200,000      10,320     10,320  200,000
22        67      4,162  168,272      0          6,561      6,561  200,000       6,561      6,561  200,000
23        68      4,162  181,055      0          1,981      1,981  200,000       1,981      1,981  200,000
24        69      4,162  194,478      0              0          0        0           0          0        0
25        70      4,162  208,572      0              0          0        0           0          0        0
26        71      4,162  223,371      0              0          0        0           0          0        0
27        72      4,162  238,910      0              0          0        0           0          0        0
28        73      4,162  255,225      0              0          0        0           0          0        0
29        74      4,162  272,356      0              0          0        0           0          0        0
30        75      4,162  290,344      0              0          0        0           0          0        0

                CURRENT CHARGES
         -----------------------------
              0.00% (- 1.49% NET)
         -----------------------------
           (10)                 (12)
  END      VALUE      (11)    BENEFIT
  OF        ON        FUND    PAYABLE
 YEAR    SURRENDER    VALUE   AT DEATH
 ----    ---------    -----   --------
 1            573      2,655  200,000
 2          3,036      5,486  200,000
 3          4,030      8,151  200,000
 4          6,511     10,632  200,000
 5          8,859     12,980  200,000
 6         11,467     15,176  200,000
 7         13,928     17,225  200,000
 8         16,289     19,174  200,000
 9         18,510     20,983  200,000
10         20,573     22,634  200,000
Total
11         22,566     24,214  200,000
12         24,395     25,631  200,000
13         25,877     26,701  200,000
14         27,220     27,632  200,000
15         28,365     28,365  200,000
16         29,346     29,346  200,000
17         30,089     30,089  200,000
18         30,556     30,556  200,000
19         30,744     30,744  200,000
20         30,713     30,713  200,000
Total
21         30,504     30,504  200,000
22         30,030     30,030  200,000
23         29,244     29,244  200,000
24         28,016     28,016  200,000
25         26,229     26,229  200,000
26         23,879     23,879  200,000
27         20,833     20,833  200,000
28         17,090     17,090  200,000
29         12,449     12,449  200,000
30          6,721      6,721  200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 76.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.88           INITIAL GUIDELINE ANNUAL: $4,757.12             INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                          ALLOCATION OF VALUES

FOR: MALE 45 STANDARD SMOKER DE OPT 1  0%                   MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE SMOKER STANDARD AGE 45                          FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 4,162.00                                TO AGE 95                                  SPECIFIED AMOUNT
                                                          MONY LIFE OF AMERICA
                                                            DECLARED PREMIUMS

                                                          CURRENT CHARGES
                                                    ----------------------------
                                                         0.00% (-1.49% NET)
                                                    ----------------------------
END                    UNSCHEDULED                    VALUE             BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON       FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER   VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------   -----   --------
 1     46     4,162         0         0       0         573     2,655   200,000
 2     47     4,162         0         0       0       3,036     5,486   200,000
 3     48     4,162         0         0       0       4,030     8,151   200,000
 4     49     4,162         0         0       0       6,511     10,632  200,000
 5     50     4,162         0         0       0       8,859     12,980  200,000
 6     51     4,162         0         0       0      11,467     15,176  200,000
 7     52     4,162         0         0       0      13,928     17,225  200,000
 8     53     4,162         0         0       0      16,289     19,174  200,000
 9     54     4,162         0         0       0      18,510     20,983  200,000
10     55     4,162         0         0       0      20,573     22,634  200,000

11     56     4,162         0         0       0      22,566     24,214  200,000
12     57     4,162         0         0       0      24,395     25,631  200,000
13     58     4,162         0         0       0      25,877     26,701  200,000
14     59     4,162         0         0       0      27,220     27,632  200,000
15     60     4,162         0         0       0      28,365     28,365  200,000
16     61     4,162         0         0       0      29,346     29,346  200,000
17     62     4,162         0         0       0      30,089     30,089  200,000
18     63     4,162         0         0       0      30,556     30,556  200,000
19     64     4,162         0         0       0      30,744     30,744  200,000
20     65     4,162         0         0       0      30,713     30,713  200,000

21     66     4,162         0         0       0      30,504     30,504  200,000
22     67     4,162         0         0       0      30,030     30,030  200,000
23     68     4,162         0         0       0      29,244     29,244  200,000
24     69     4,162         0         0       0      28,016     28,016  200,000
25     70     4,162         0         0       0      26,229     26,229  200,000
26     71     4,162         0         0       0      23,879     23,879  200,000
27     72     4,162         0         0       0      20,833     20,833  200,000
28     73     4,162         0         0       0      17,090     17,090  200,000
29     74     4,162         0         0       0      12,449     12,449  200,000
30     75     4,162         0         0       0       6,721     6,721   200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 76.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00           INITIAL GUIDELINE ANNUAL: $4,757.12             INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                        STANDARD LEDGER STATEMENT

FOR: MALE 45 STANDARD SMOKER DB OPT 1  6%                   MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE SMOKER STANDARD AGE 45                          FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 4,162.00                                TO AGE 95                                  SPECIFIED AMOUNT
                                                          MONY LIFE OF AMERICA
                                                            DECLARED PREMIUMS

                                                              GUARANTEED CHARGES                              CURRENT CHARGES
                                           ---------------------------------------------------------   -----------------------------
                                               0.00% (-1.49% NET)             6.00% (4.46% NET)              6.00% (4.46% NET)
                                           ---------------------------   ---------------------------   -----------------------------
               (1)      (2)       (3)         (4)               (6)         (7)               (9)        (10)                 (12)
END            NET    PREMIUM     NET        VALUE      (5)   BENEFIT      VALUE      (8)   BENEFIT      VALUE      (11)    BENEFIT
 OF          ANNUAL   ACCUM'D   LOANS/        ON       FUND   PAYABLE       ON       FUND   PAYABLE       ON        FUND    PAYABLE
YEAR   AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER   VALUE  AT DEATH   SURRENDER   VALUE  AT DEATH   SURRENDER    VALUE   AT DEATH
----   ---   ------   -------  ---------   ---------   -----  --------   ---------   -----  --------   ---------    -----   --------
 1     46      4,162    4,370      0           573     2,655  200,000        766     2,848  200,000         766      2,848  200,000
 2     47      4,162    8,959      0         2,572     5,023  200,000      3,120     5,570  200,000       3,597      6,048  200,000
 3     48      4,162   13,777      0         3,136     7,258  200,000      4,195     8,316  200,000       5,143      9,264  200,000
 4     49      4,162   18,836      0         5,218     9,339  200,000      6,945     11,066 200,000       8,359     12,481  200,000
 5     50      4,162   24,148      0         7,151     11,272 200,000      9,704     13,825 200,000      11,626     15,747  200,000
 6     51      4,162   29,725      0         9,350     13,060 200,000     12,889     16,598 200,000      15,339     19,049  200,000
 7     52      4,162   35,581      0        11,386     14,684 200,000     16,070     19,367 200,000      19,095     22,392  200,000
 8     53      4,162   41,731      0        13,219     16,104 200,000     19,208     22,093 200,000      22,941     25,826  200,000
 9     54      4,162   48,187      0        14,850     17,323 200,000     22,306     24,779 200,000      26,846     29,319  200,000
10     55      4,162   54,967      0        16,242     18,303 200,000     25,326     27,387 200,000      30,796     32,857  200,000

11     56      4,162   62,085      0        17,604     19,253 200,000     28,537     30,186 200,000      34,955     36,604  200,000
12     57      4,162   69,559      0        18,714     19,951 200,000     31,685     32,922 200,000      39,189     40,425  200,000
13     58      4,162   77,408      0        19,551     20,375 200,000     34,753     35,578 200,000      43,336     44,161  200,000
14     59      4,162   85,648      0        20,092     20,504 200,000     37,724     38,137 200,000      47,596     48,008  200,000
15     60      4,162   94,300      0        20,336     20,336 200,000     40,601     40,601 200,000      51,926     51,926  200,000
16     61      4,162  103,386      0        19,843     19,843 200,000     42,952     42,952 200,000      56,324     56,324  200,000
17     62      4,162  112,925      0        18,957     18,957 200,000     45,134     45,134 200,000      60,803     60,803  200,000
18     63      4,162  122,941      0        17,624     17,624 200,000     47,106     47,106 200,000      65,351     65,351  200,000
19     64      4,162  133,459      0        15,785     15,785 200,000     48,822     48,822 200,000      69,987     69,987  200,000
20     65      4,162  144,502      0        13,354     13,354 200,000     50,216     50,216 200,000      74,781     74,781  200,000

21     66      4,162  156,097      0        10,320     10,320 200,000     51,304     51,304 200,000      79,816     79,816  200,000
22     67      4,162  168,272      0         6,561     6,561  200,000     51,976     51,976 200,000      85,037     85,037  200,000
23     68      4,162  181,055      0         1,981     1,981  200,000     52,162     52,162 200,000      90,449     90,449  200,000
24     69      4,162  194,478      0             0         0        0     51,835     51,835 200,000      96,007     96,007  200,000
25     70      4,162  208,572      0             0         0        0     50,866     50,866 200,000     101,690    101,690  200,000
26     71      4,162  223,371      0             0         0        0     49,106     49,106 200,000     107,558    107,558  200,000
27     72      4,162  238,910      0             0         0        0     46,396     46,396 200,000     113,608    113,608  200,000
28     73      4,162  255,225      0             0         0        0     42,461     42,461 200,000     119,923    119,923  200,000
29     74      4,162  272,356      0             0         0        0     37,006     37,006 200,000     126,506    126,506  200,000
30     75      4,162  290,344      0             0         0        0     29,682     29,682 200,000     133,400    133,400  200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00           INITIAL GUIDELINE ANNUAL: $4,757.12             INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                  GUARANTEED CHARGES
                                              -----------------------------------------------------------
                                                   0.00% (-1.49% NET)             6.00% (4.46% NET)
                                              ----------------------------   ----------------------------
                  (1)      (2)       (3)         (4)                (6)         (7)                (9)
  END             NET    PREMIUM     NET        VALUE      (5)    BENEFIT      VALUE      (8)    BENEFIT
  OF            ANNUAL   ACCUM'D   LOANS/        ON        FUND   PAYABLE       ON        FUND   PAYABLE
 YEAR     AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER   VALUE   AT DEATH
 ----     ---   ------   -------  ---------   ---------   -----   --------   ---------   -----   --------
31        76      4,162  309,232      0             0          0        0     19,951     19,951  200,000
32        77      4,162  329,063      0             0          0        0      7,238      7,238  200,000
33        78      4,162  349,887      0             0          0        0          0          0        0
34        79      4,162  371,751      0             0          0        0          0          0        0
35        80      4,162  394,709      0             0          0        0          0          0        0
36        81      4,162  418,814      0             0          0        0          0          0        0
37        82      4,162  444,125      0             0          0        0          0          0        0
38        83      4,162  470,701      0             0          0        0          0          0        0
39        84      4,162  498,607      0             0          0        0          0          0        0
40        85      4,162  527,907      0             0          0        0          0          0        0
Total           166,480

41        86      4,162  558,673      0             0          0        0          0          0        0
42        87      4,162  590,976      0             0          0        0          0          0        0
43        88      4,162  624,895      0             0          0        0          0          0        0
44        89      4,162  660,510      0             0          0        0          0          0        0
45        90      4,162  697,906      0             0          0        0          0          0        0
46        91      4,162  737,171      0             0          0        0          0          0        0
47        92      4,162  778,400      0             0          0        0          0          0        0
48        93      4,162  821,690      0             0          0        0          0          0        0
49        94      4,162  867,144      0             0          0        0          0          0        0
50        95      4,162  914,872      0             0          0        0          0          0        0

                CURRENT CHARGES
         -----------------------------
               6.00% (4.46% NET)
         -----------------------------
           (10)                 (12)
  END      VALUE      (11)    BENEFIT
  OF        ON        FUND    PAYABLE
 YEAR    SURRENDER    VALUE   AT DEATH
 ----    ---------    -----   --------
31        140,753    140,753  200,000
32        148,589    148,589  200,000
33        157,023    157,023  200,000
34        165,956    165,956  200,000
35        175,846    175,846  200,000
36        187,039    187,039  200,000
37        199,415    199,415  209,386
38        212,313    212,313  222,928
39        225,674    225,674  236,957
40        239,478    239,478  251,452
Total
41        253,736    253,736  266,423
42        268,411    268,411  281,831
43        283,512    283,512  297,688
44        299,024    299,024  313,975
45        314,930    314,930  330,677
46        331,172    331,172  347,730
47        348,580    348,580  362,523
48        367,367    367,367  378,388
49        387,780    387,780  395,536
50        410,114    410,114  414,216

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00           INITIAL GUIDELINE ANNUAL: $4,757.12             INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUE

FOR: MALE 45 STANDARD SMOKER DB OPT 1  6%                   MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE SMOKER STANDARD AGE 45                          FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 4,162.00                                TO AGE 95                                  SPECIFIED AMOUNT
                                                          MONY LIFE OF AMERICA
                                                            DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    ------------------------------
                                                          6.00% (4.46% NET)
                                                    ------------------------------
END                    UNSCHEDULED                    VALUE               BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND     PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----    --------
 1     46     4,162         0         0       0          766      2,848   200,000
 2     47     4,162         0         0       0        3,597      6,048   200,000
 3     48     4,162         0         0       0        5,143      9,264   200,000
 4     49     4,162         0         0       0        8,359     12,481   200,000
 5     50     4,162         0         0       0       11,626     15,747   200,000
 6     51     4,162         0         0       0       15,339     19,049   200,000
 7     52     4,162         0         0       0       19,095     22,392   200,000
 8     53     4,162         0         0       0       22,941     25,826   200,000
 9     54     4,162         0         0       0       26,846     29,319   200,000
10     55     4,162         0         0       0       30,796     32,857   200,000

11     56     4,162         0         0       0       34,955     36,604   200,000
12     57     4,162         0         0       0       39,189     40,425   200,000
13     58     4,162         0         0       0       43,336     44,161   200,000
14     59     4,162         0         0       0       47,596     48,008   200,000
15     60     4,162         0         0       0       51,926     51,926   200,000
16     61     4,162         0         0       0       56,324     56,324   200,000
17     62     4,162         0         0       0       60,803     60,803   200,000
18     63     4,162         0         0       0       65,351     65,351   200,000
19     64     4,162         0         0       0       69,987     69,987   200,000
20     65     4,162         0         0       0       74,781     74,781   200,000

21     66     4,162         0         0       0       79,816     79,816   200,000
22     67     4,162         0         0       0       85,037     85,037   200,000
23     68     4,162         0         0       0       90,449     90,449   200,000
24     69     4,162         0         0       0       96,007     96,007   200,000
25     70     4,162         0         0       0      101,690    101,690   200,000
26     71     4,162         0         0       0      107,558    107,558   200,000
27     72     4,162         0         0       0      113,608    113,608   200,000
28     73     4,162         0         0       0      119,923    119,923   200,000
29     74     4,162         0         0       0      126,506    126,506   200,000
30     75     4,162         0         0       0      133,400    133,400   200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00           INITIAL GUIDELINE ANNUAL: $4,757.12             INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                           CURRENT CHARGES
                                                    ------------------------------
                                                          6.00% (4.46% NET)
                                                    ------------------------------
END                    UNSCHEDULED                    VALUE               BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND     PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----    --------
31     76     4,162         0         0       0      140,753    140,753   200,000
32     77     4,162         0         0       0      148,589    148,589   200,000
33     78     4,162         0         0       0      157,023    157,023   200,000
34     79     4,162         0         0       0      165,956    165,956   200,000
35     80     4,162         0         0       0      175,846    175,846   200,000
36     81     4,162         0         0       0      187,039    187,039   200,000
37     82     4,162         0         0       0      199,415    199,415   209,386
38     83     4,162         0         0       0      212,313    212,313   222,928
39     84     4,162         0         0       0      225,674    225,674   236,957
40     85     4,162         0         0       0      239,478    239,478   251,452

41     86     4,162         0         0       0      253,736    253,736   266,423
42     87     4,162         0         0       0      268,411    268,411   281,831
43     88     4,162         0         0       0      283,512    283,512   297,688
44     89     4,162         0         0       0      299,024    299,024   313,975
45     90     4,162         0         0       0      314,930    314,930   330,677
46     91     4,162         0         0       0      331,172    331,172   347,730
47     92     4,162         0         0       0      348,580    348,580   362,523
48     93     4,162         0         0       0      367,367    367,367   378,388
49     94     4,162         0         0       0      387,780    387,780   395,536
50     95     4,162         0         0       0      410,114    410,114   414,216

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 78. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00           INITIAL GUIDELINE ANNUAL: $4,757.12             INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 45 STANDARD SMOKER DB OPT 1  12%             MONY EQUITYMASTER                             SPECIFIED AMOUNT = $200,000
MALE SMOKER STANDARD AGE 45                      FLEXIBLE PREMIUM VARIABLE LIFE                          INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 4,162.00                      MONY LIFE OF AMERICA                                      SPECIFIED AMOUNT
                                                       DECLARED PREMIUMS

                                                                    GUARANTEED CHARGES
                                              --------------------------------------------------------------
                                                  0.00% (- 1.49% NET)             12.00% (10.42% NET)
                                              ---------------------------   --------------------------------
                  (1)      (2)       (3)         (4)               (6)         (7)                    (9)
  END             NET    PREMIUM     NET        VALUE      (5)   BENEFIT      VALUE        (8)      BENEFIT
  OF            ANNUAL   ACCUM'D   LOANS/        ON       FUND   PAYABLE       ON         FUND      PAYABLE
 YEAR     AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER   VALUE  AT DEATH   SURRENDER     VALUE    AT DEATH
 ----     ---   ------   -------  ---------   ---------   -----  --------   ---------     -----    --------
 1        46      4,162    4,370      0           573     2,655  200,000         960        3,042    200,000
 2        47      4,162    8,959      0         2,572     5,023  200,000       3,691        6,142    200,000
 3        48      4,162   13,777      0         3,136     7,258  200,000       5,347        9,468    200,000
 4        49      4,162   18,836      0         5,218     9,339  200,000       8,904       13,026    200,000
 5        50      4,162   24,148      0         7,151     11,272 200,000      12,725       16,846    200,000
 6        51      4,162   29,725      0         9,350     13,060 200,000      17,257       20,966    200,000
 7        52      4,162   35,581      0        11,386     14,684 200,000      22,106       25,403    200,000
 8        53      4,162   41,731      0        13,219     16,104 200,000      27,273       30,158    200,000
 9        54      4,162   48,187      0        14,850     17,323 200,000      32,807       35,280    200,000
10        55      4,162   54,967      0        16,242     18,303 200,000      38,722       40,783    200,000
11        56      4,162   62,085      0        17,604     19,253 200,000      45,434       47,083    200,000
12        57      4,162   69,559      0        18,714     19,951 200,000      52,717       53,954    200,000
13        58      4,162   77,408      0        19,551     20,375 200,000      60,648       61,472    200,000
14        59      4,162   85,648      0        20,092     20,504 200,000      69,317       69,729    200,000
15        60      4,162   94,300      0        20,336     20,336 200,000      78,853       78,853    200,000
16        61      4,162  103,386      0        19,843     19,843 200,000      88,978       88,978    200,000
17        62      4,162  112,925      0        18,957     18,957 200,000     100,237      100,237    200,000
18        63      4,162  122,941      0        17,624     17,624 200,000     112,817      112,817    200,000
19        64      4,162  133,459      0        15,785     15,785 200,000     126,948      126,948    200,000
20        65      4,162  114,502      0        13,354     13,354 200,000     142,908      142,908    200,000
21        66      4,162  156,097      0        10,320     10,320 200,000     161,147      161,147    200,000
22        67      4,162  168,272      0         6,561     6,561  200,000     181,799      181,799    216,341
23        68      4,162  181,055      0         1,981     1,981  200,000     204,513      204,513    241,326
24        69      4,162  194,478      0             0         0       0      229,486      229,486    268,499
25        70      4,162  208,572      0             0         0       0      256,936      256,936    298,046
26        71      4,162  223,371      0             0         0       0      287,105      287,105    330,171
27        72      4,162  238,910      0             0         0       0      320,462      320,462    362,122
28        73      4,162  255,225      0             0         0       0      357,400      357,400    396,715
29        74      4,162  272,356      0             0         0       0      398,398      398,398    434,253
30        75      4,162  290,344      0             0         0       0      444,031      444,031    475,114

                 CURRENT CHARGES
         --------------------------------
               12.00% (10.42% NET)
         --------------------------------
           (10)                   (12)
  END      VALUE       (11)      BENEFIT
  OF        ON         FUND      PAYABLE
 YEAR    SURRENDER     VALUE    AT DEATH
 ----    ---------     -----    --------
 1            960        3,042    200,000
 2          4,183        6,633    200,000
 3          6,351       10,472    200,000
 4         10,447       14,568    200,000
 5         14,881       19,003    200,000
 6         20,088       23,797    200,000
 7         25,702       28,999    200,000
 8         31,820       34,705    200,000
 9         38,464       40,937    200,000
10         45,683       47,744    200,000
11         53,821       55,470    200,000
12         62,765       64,001    200,000
13         72,483       73,307    200,000
14         83,267       83,680    200,000
15         95,230       95,230    200,000
16        108,411      108,411    200,000
17        123,136      123,136    200,000
18        139,631      139,631    200,000
19        158,184      158,184    200,000
20        178,985      178,985    218,362
21        202,081      202,081    242,498
22        227,579      227,579    270,819
23        255,723      255,723    301,753
24        286,759      286,759    335,508
25        320,966      320,966    372,320
26        358,685      358,685    412,487
27        400,416      400,416    452,470
28        446,674      446,674    495,808
29        498,000      498,000    542,820
30        555,047      555,047    593,900

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract lapses at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract lapses at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00           INITIAL GUIDELINE ANNUAL: $4,757.12             INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                    GUARANTEED CHARGES
                                              ---------------------------------------------------------------
                                                  0.00% (- 1.49% NET)              12.00% (10.42% NET)
                                              ----------------------------   --------------------------------
                  (1)      (2)       (3)         (4)                (6)         (7)                    (9)
  END             NET    PREMIUM     NET        VALUE      (5)    BENEFIT      VALUE        (8)      BENEFIT
  OF            ANNUAL   ACCUM'D   LOANS/        ON       FUND    PAYABLE       ON         FUND      PAYABLE
 YEAR     AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER     VALUE    AT DEATH
 ----     ---   ------   -------  ---------   ---------   -----   --------   ---------     -----    --------
31        76      4,162  309,232      0           0         0        0        494,986      494,986    519,735
32        77      4,162  329,063      0           0         0        0        551,064      551,064    578,617
33        78      4,162  349,887      0           0         0        0        612,751      612,751    643,388
34        79      4,162  371,751      0           0         0        0        680,581      680,581    714,610
35        80      4,162  394,709      0           0         0        0        755,120      755,120    792,876
36        81      4,162  418,814      0           0         0        0        836,962      836,962    878,810
37        82      4,162  444,125      0           0         0        0        926,747      926,747    973,084
38        83      4,162  470,701      0           0         0        0       1,025,123   1,025,123  1,076,379
39        84      4,162  498,607      0           0         0        0       1,132,773   1,132,773  1,189,411
40        85      4,162  527,907      0           0         0        0       1,250,436   1,250,436  1,312,958
41        86      4,162  558,673      0           0         0        0       1,378,917   1,378,917  1,447,863
42        87      4,162  590,976      0           0         0        0       1,519,104   1,519,104  1,595,059
43        88      4,162  624,895      0           0         0        0       1,671,956   1,671,956  1,755,554
44        89      4,162  660,510      0           0         0        0       1,838,361   1,838,361  1,930,279
45        90      4,162  697,906      0           0         0        0       2,019,366   2,019,366  2,120,335
46        91      4,162  737,171      0           0         0        0       2,216,063   2,216,063  2,326,866
47        92      4,162  778,400      0           0         0        0       2,436,330   2,436,330  2,533,783
48        93      4,162  821,690      0           0         0        0       2,684,143   2,684,143  2,764,667
49        94      4,162  867,144      0           0         0        0       2,964,138   2,964,138  3,023,421
50        95      4,162  914,872      0           0         0        0       3,282,334   3,282,334  3,315,157

                 CURRENT CHARGES
         --------------------------------
               12.00% (10.42% NET)
         --------------------------------
           (10)                   (12)
  END      VALUE       (11)      BENEFIT
  OF        ON         FUND      PAYABLE
 YEAR    SURRENDER     VALUE    AT DEATH
 ----    ---------     -----    --------
31        618,632      618,632    649,564
32        688,805      688,805    723,246
33        766,199      766,199    804,509
34        851,215      851,215    893,776
35        944,737      944,737    991,974
36       1,047,583   1,047,583  1,099,962
37       1,160,516   1,160,516  1,218,542
38       1,285,006   1,285,006  1,349,257
39       1,421,726   1,421,726  1,492,812
40       1,571,622   1,571,622  1,650,203
41       1,735,914   1,735,914  1,822,709
42       1,915,590   1,915,590  2,011,370
43       2,112,044   2,112,044  2,217,646
44       2,326,578   2,326,578  2,442,907
45       2,560,602   2,560,602  2,688,632
46       2,815,241   2,815,241  2,956,003
47       3,099,575   3,099,575  3,223,558
48       3,418,515   3,418,515  3,521,070
49       3,777,967   3,777,967  3,853,527
50       4,185,124   4,185,124  4,226,975

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract lapses at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract lapses at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00           INITIAL GUIDELINE ANNUAL: $4,757.12             INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                           ALLOCATION OF VALUES

FOR: MALE 45 STANDARD SMOKER DB OPT 1  12%                  MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
MALE SMOKER STANDARD AGE 45                           FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 4,162.00                                TO AGE 95                                  SPECIFIED AMOUNT
                                                           MONY LIFE OF AMERICA
                                                            DECLARED PREMIUMS

                                                              CURRENT CHARGES
                                                     ---------------------------------
                                                            12.00% (10.42% NET)
                                                     ---------------------------------
 END                    UNSCHEDULED                    VALUE                  BENEFIT
 OF                      PREMIUM/     NET    TOTAL      ON         FUND       PAYABLE
YEAR    AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE     AT DEATH
----    ---   -------   -----------   ----   -----   ---------     -----     --------
 1      46     4,162         0         0       0          960        3,042     200,000
 2      47     4,162         0         0       0        4,183        6,633     200,000
 3      48     4,162         0         0       0        6,351       10,472     200,000
 4      49     4,162         0         0       0       10,447       14,568     200,000
 5      50     4,162         0         0       0       14,881       19,003     200,000
 6      51     4,162         0         0       0       20,088       23,797     200,000
 7      52     4,162         0         0       0       25,702       28,999     200,000
 8      53     4,162         0         0       0       31,820       34,705     200,000
 9      54     4,162         0         0       0       38,464       40,937     200,000
10      55     4,162         0         0       0       45,683       47,744     200,000

11      56     4,162         0         0       0       53,821       55,470     200,000
12      57     4,162         0         0       0       62,765       64,001     200,000
13      58     4,162         0         0       0       72,483       73,308     200,000
14      59     4,162         0         0       0       83,267       83,680     200,000
15      60     4,162         0         0       0       95,230       95,230     200,000
16      61     4,162         0         0       0      108,411      108,411     200,000
17      62     4,162         0         0       0      123,136      123,136     200,000
18      63     4,162         0         0       0      139,631      139,631     200,000
19      64     4,162         0         0       0      158,184      158,184     200,000
20      65     4,162         0         0       0      178,985      178,985     218,362

21      66     4,162         0         0       0      202,081      202,081     242,498
22      67     4,162         0         0       0      227,579      227,579     270,819
23      68     4,162         0         0       0      255,723      255,723     301,753
24      69     4,162         0         0       0      286,759      286,759     335,508
25      70     4,162         0         0       0      320,966      320,966     372,320
26      71     4,162         0         0       0      358,685      358,685     412,487
27      72     4,162         0         0       0      400,416      400,416     452,470
28      73     4,162         0         0       0      446,674      446,674     495,808
29      74     4,162         0         0       0      498,000      498,000     542,820
30      75     4,162         0         0       0      555,047      555,047     593,900

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00           INITIAL GUIDELINE ANNUAL: $4,757.12             INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                              CURRENT CHARGES
                                                     ---------------------------------
                                                            12.00% (10.42% NET)
                                                     ---------------------------------
 END                    UNSCHEDULED                    VALUE                  BENEFIT
 OF                      PREMIUM/     NET    TOTAL      ON         FUND       PAYABLE
YEAR    AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE     AT DEATH
----    ---   -------   -----------   ----   -----   ---------     -----     --------
31      76     4,162         0         0       0      618,632      618,632     649,564
32      77     4,162         0         0       0      688,805      688,805     723,246
33      78     4,162         0         0       0      766,199      766,199     804,509
34      79     4,162         0         0       0      851,215      851,215     893,776
35      80     4,162         0         0       0      944,737      944,737     991,974
36      81     4,162         0         0       0     1,047,583   1,047,583   1,099,962
37      82     4,162         0         0       0     1,160,516   1,160,516   1,218,542
38      83     4,162         0         0       0     1,285,006   1,285,006   1,349,257
39      84     4,162         0         0       0     1,421,726   1,421,726   1,492,812
40      85     4,162         0         0       0     1,571,622   1,571,622   1,650,203

41      86     4,162         0         0       0     1,735,914   1,735,914   1,822,709
42      87     4,162         0         0       0     1,915,590   1,915,590   2,011,370
43      88     4,162         0         0       0     2,112,044   2,112,044   2,217,646
44      89     4,162         0         0       0     2,326,578   2,326,578   2,442,907
45      90     4,162         0         0       0     2,560,602   2,560,602   2,688,632
46      91     4,162         0         0       0     2,815,241   2,815,241   2,956,003
47      92     4,162         0         0       0     3,099,575   3,099,575   3,223,558
48      93     4,162         0         0       0     3,418,515   3,418,515   3,521,070
49      94     4,162         0         0       0     3,777,967   3,777,967   3,853,527
50      95     4,162         0         0       0     4,185,124   4,185,124   4,226,975

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 69. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $58,140.00           INITIAL GUIDELINE ANNUAL: $4,757.12             INITIAL TWO YEAR MINIMUM: $4,162.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                               STANDARD LEDGER STATEMENT

FOR: MALE 45 PREF N/S DB OPT                 MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
  2  0% GROSS
MALE NON-SMOKER PREFERRED AGE 45       FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 3,088.00                 TO AGE 95                  SPECIFIED AMOUNT PLUS FUND VALUE
                                            MONY LIFE OF AMERICA
                                             DECLARED PREMIUMS

                                                                 GUARANTEED CHARGES
                                             -----------------------------------------------------------
                                                  0.00% (-1.49% NET)             0.00% (-1.49% NET)
                                             ----------------------------   ----------------------------
               (1)       (2)        (3)                            (6)                            (9)
 END           NET     PREMIUM      NET         (4)       (5)    BENEFIT       (7)       (8)    BENEFIT
 OF          ANNUAL    ACCUM'D    LOANS/     VALUE ON    FUND    PAYABLE    VALUE ON    FUND    PAYABLE
YEAR   AGE   OUTLAY     AT 5%    SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER   VALUE   AT DEATH
----   ---   ------    -------   ---------   ---------   -----   --------   ---------   -----   --------
 1     46      3,088    3,242        0           310     2,113   202,113        310     2,113   202,113
 2     47      3,088    6,647        0         1,506     4,112   204,112      1,506     4,112   204,112
 3     48      3,088   10,222        0         2,716     6,032   206,032      2,716     6,032   206,032
 4     49      3,088   13,975        0         4,537     7,853   207,853      4,537     7,853   207,853
 5     50      3,088   17,916        0         6,260     9,576   209,576      6,260     9,576   209,576
 6     51      3.088   22,055        0         8,216     11,201  211,201      8,216     11,201  211,201
 7     52      3,088   26,400        0        10,054     12,706  212,706     10,054     12,706  212,706
 8     53      3,088   30,962        0        11,773     14,094  214,094     11,773     14,094  214,094
 9     54      3,088   35,753        0        13,353     15,343  215,343     13,353     15,343  215,343
10     55      3,088   40,783        0        14,795     16,453  216,453     14,795     16,453  216,453
11     56      3,088   46,064        0        16,230     17,557  217,557     16,230     17,557  217,557
12     57      3,088   51,610        0        17,487     18,482  218,482     17,487     18,482  218,482
13     58      3,088   57,433        0        18,568     19,231  219,231     18,568     19,231  219,231
14     59      3,088   63,547        0        19,450     19,782  219,782     19,450     19,782  219,782
15     60      3,088   69,966        0        20,112     20,112  220,112     20,112     20,112  220,112
16     61      3,088   76,707        0        20,200     20,200  220,200     20,200     20,200  220,200
17     62      3,088   83,785        0        20,025     20,025  220,025     20,025     20,025  220,025
18     63      3,088   91,216        0        19,589     19,589  219,589     19,589     19,589  219,589
19     64      3,088   99,020        0        18,799     18,799  218,799     18,799     18,799  218,799
20     65      3,088   107,213       0        17,635     17,635  217,635     17,635     17,635  217,635

21     66      3,088   115,816       0        16,114     16,114  216,114     16,114     16,114  216,114
22     67      3,088   124,849       0        14,155     14,155  214,155     14,155     14,155  214,155
23     68      3,088   134,334       0        11,714     11,714  211,714     11,714     11,714  211,714
24     69      3,088   144,293       0         8,749     8,749   208,749      8,749     8,749   208,749
25     70      3,088   154,750       0         5,240     5,240   205,240      5,240     5,240   205,240
26     71      3,088   165,730       0         1,098     1,098   201,098      1,098     1,098   201,098
27     72      3,088   177,259       0             0         0        0           0         0        0
28     73      3,088   189,365       0             0         0        0           0         0        0
29     74      3,088   202,075       0             0         0        0           0         0        0
30     75      3,088   215,421       0             0         0        0           0         0        0

31     76      3,088   229,435       0             0         0        0           0         0        0
32     77      3,088   244,149       0             0         0        0           0         0        0
33     78      3,088   259,599       0             0         0        0           0         0        0
34     79      3,088   275,821       0             0         0        0           0         0        0

             CURRENT CHARGES
       ----------------------------
            0.00% (-1.49% NET)
       ----------------------------
                             (12)
 END     (10)      (11)    BENEFIT
 OF    VALUE ON    FUND    PAYABLE
YEAR   SURRENDER   VALUE   AT DEATH
----   ---------   -----   --------
 1         310     2,113   202,113
 2       1,815     4,421   204,421
 3       3,283     6,599   206,599
 4       5,310     8,626   208,626
 5       7,235     10,551  210,551
 6       9,344     12,328  212,328
 7      11,378     14,031  214,031
 8      13,340     15,661  215,661
 9      15,254     17,243  217,243
10      17,096     18,754  218,754
11      18,938     20,264  220,264
12      20,573     21,568  221,568
13      22,101     22,764  222,764
14      23,544     23,876  223,876
15      24,929     24,929  224,929
16      26,139     26,139  226,139
17      27,193     27,193  227,193
18      28,046     28,046  228,046
19      28,771     28,771  228,771
20      29,370     29,370  229,370
21      29,857     29,857  229,857
22      30,195     30,195  230,195
23      30,315     30,315  230,315
24      30,172     30,172  230,172
25      29,696     29,696  229,696
26      28,914     28,914  228,914
27      27,734     27,734  227,734
28      26,208     26,208  226,208
29      24,196     24,196  224,196
30      21,679     21,679  221,679
31      18,686     18,686  218,686
32      15,078     15,078  215,078
33      10,742     10,742  210,742
34       4,922     4,922   204,922

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming current charges and a gross investment return of 0.00%, contract lapses at age 80.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The surrender value, fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $8,016.26             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                            ALLOCATION OF VALUES

FOR: MALE 45 PREF N/S DB OPT                 MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
  2  0% GROSS
MALE NON-SMOKER PREFERRED AGE 45       FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 3,088.00                 TO AGE 95                  SPECIFIED AMOUNT PLUS FUND VALUE
                                            MONY LIFE OF AMERICA
                                             DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                         0.00% (-1.49% NET)
                                                    -----------------------------
END                    UNSCHEDULED                    VALUE              BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER   VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------   -----    --------
  1    46     3,088         0         0       0         310      2,113   202,113
  2    47     3,088         0         0       0       1,815      4,421   204,421
  3    48     3,088         0         0       0       3,283      6,599   206,599
  4    49     3,088         0         0       0       5,310      8,626   208,626
  5    50     3,088         0         0       0       7,235     10,551   210,551
  6    51     3,088         0         0       0       9,344     12,328   212,328
  7    52     3,088         0         0       0      11,378     14,031   214,031
  8    53     3,088         0         0       0      13,340     15,661   215,661
  9    54     3,088         0         0       0      15,254     17,243   217,243
 10    55     3,088         0         0       0      17,096     18,754   218,754

 11    56     3,088         0         0       0      18,938     20,264   220,264
 12    57     3,088         0         0       0      20,573     21,568   221,568
 13    58     3,088         0         0       0      22,101     22,764   222,764
 14    59     3,088         0         0       0      23,544     23,876   223,876
 15    60     3,088         0         0       0      24,929     24,929   224,929
 16    61     3,088         0         0       0      26,139     26,139   226,139
 17    62     3,088         0         0       0      27,193     27,193   227,193
 18    63     3,088         0         0       0      28,046     28,046   228,046
 19    64     3,088         0         0       0      28,771     28,771   228,771
 20    65     3,088         0         0       0      29,370     29,370   229,370

 21    66     3,088         0         0       0      29,857     29,857   229,857
 22    67     3,088         0         0       0      30,195     30,195   230,195
 23    68     3,088         0         0       0      30,315     30,315   230,315
 24    69     3,088         0         0       0      30,172     30,172   230,172
 25    70     3,088         0         0       0      29,696     29,696   229,696
 26    71     3,088         0         0       0      28,914     28,914   228,914
 27    72     3,088         0         0       0      27,734     27,734   227,734
 28    73     3,088         0         0       0      26,208     26,208   226,208
 29    74     3,088         0         0       0      24,196     24,196   224,196
 30    75     3,088         0         0       0      21,679     21,679   221,679

 31    76     3,088         0         0       0      18,686     18,686   218,686
 32    77     3,088         0         0       0      15,078     15,078   215,078
 33    78     3,088         0         0       0      10,742     10,742   210,742
 34    79     3,088         0         0       0       4,922      4,922   204,922

    Assuming guaranteed charges and a gross investment return of 0.00%, contract lapses at age 72. Assuming guaranteed charges and a gross investment return of 0.00%, contract lapses at age 72. Assuming current charges and a gross investment return of 0.00%, contract lapses at age 80.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The surrender value, fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $8,016.26             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 45 PREF N/S DB OPT                 MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
  2  6% GROSS
MALE NON-SMOKER PREFERRED AGE 45       FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 3,088.00                 TO AGE 95                  SPECIFIED AMOUNT PLUS FUND VALUE
                                            MONY LIFE OF AMERICA
                                             DECLARED PREMIUMS

                                                              GUARANTEED CHARGES                             CURRENT CHARGES
                                           ---------------------------------------------------------   ---------------------------
                                               0.00% (-1.49% NET)             6.00% (4.46% NET)             6.00% (4.46% NET)
                                           ---------------------------   ---------------------------   ---------------------------
               (1)      (2)       (3)         (4)               (6)         (7)               (9)        (10)               (12)
END            NET    PREMIUM     NET        VALUE      (5)   BENEFIT      VALUE      (8)   BENEFIT      VALUE     (11)   BENEFIT
 OF          ANNUAL   ACCUM'D   LOANS/        ON       FUND   PAYABLE       ON       FUND   PAYABLE       ON       FUND   PAYABLE
YEAR   AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER   VALUE  AT DEATH   SURRENDER   VALUE  AT DEATH   SURRENDER   VALUE  AT DEATH
----   ---   ------   -------  ---------   ---------   -----  --------   ---------   -----  --------   ---------   -----  --------
  1    46      3,088    3,242      0           310     2,113  202,113        458     2,261  202,261        458     2,261  202,261
  2    47      3,088    6,647      0         1,506     4,112  204,112      1,931     4,537  204,537      2,250     4,856  204,856
  3    48      3,088   10,222      0         2,716     6,032  206,032      3,549     6,865  206,865      4,153     7,469  207,469
  4    49      3,088   13,975      0         4,537     7,853  207,853      5,907     9,223  209,223      6,759     10,075 210,075
  5    50      3,088   17,916      0         6,260     9,576  209,576      8,297     11,613 211,613      9,408     12,724 212,724
  6    51      3,088   22,055      0         8,216     11,201 211,201     11,051     14,036 214,036     12,384     15,369 215,369
  7    52      3,088   26,400      0        10,054     12,706 212,706     13,816     16,468 216,468     15,429     18,082 218,082
  8    53      3,088   30,962      0        11,773     14,094 214,094     16,590     18,911 218,911     18,546     20,867 220,867
  9    54      3,088   35,753      0        13,353     15,343 215,343     19,351     21,340 221,340     21,763     23,753 223,753
 10    55      3,088   40,783      0        14,795     16,453 216,453     22,097     23,755 223,755     25,059     26,717 226,717
 11    56      3,088   46,064      0        16,230     17,557 217,557     25,003     26,330 226,330     28,557     29,883 229,883
 12    57      3,088   51,610      0        17,487     18,482 218,482     27,865     28,860 228,860     32,015     33,010 233,010
 13    58      3,088   57,433      0        18,568     19,231 219,231     30,681     31,344 231,344     35,531     36,194 236,194
 14    59      3,088   63,547      0        19,450     19,782 219,782     33,424     33,755 233,755     39,131     39,463 239,463
 15    60      3,088   69,966      0        20,112     20,112 220,112     36,065     36,065 236,065     42,845     42,845 242,845
 16    61      3,088   76,707      0        20,200     20,200 220,200     38,243     38,243 238,243     46,569     46,569 246,569
 17    62      3,088   83,785      0        20,025     20,025 220,025     40,258     40,258 240,258     50,331     50,331 250,331
 18    63      3,088   91,216      0        19,589     19,589 219,589     42,104     42,104 242,104     54,083     54,083 254,083
 19    64      3,088   99,020      0        18,799     18,799 218,799     43,671     43,671 243,671     57,899     57,899 257,899
 20    65      3,088  107,213      0        17,635     17,635 217,635     44,922     44,922 244,922     61,782     61,782 261,782
 21    66      3,088  115,816      0        16,114     16,114 216,114     45,857     45,857 245,857     65,751     65,751 265,751
 22    67      3,088  124,849      0        14,155     14,155 214,155     46,371     46,371 246,371     69,771     69,771 269,771
 23    68      3,088  134,334      0        11,714     11,714 211,714     46,392     46,392 246,392     73,768     73,768 273,768
 24    69      3,088  144,293      0         8,749     8,749  208,749     45,848     45,848 245,848     77,695     77,695 277,695
 25    70      3,088  154,750      0         5,240     5,240  205,240     44,685     44,685 244,685     81,472     81,472 281,472
 26    71      3,088  165,730      0         1,098     1,098  201,098     42,775     42,775 242,775     85,117     85,117 285,117
 27    72      3,088  177,259      0             0         0        0     39,857     39,857 239,857     88,524     88,524 288,524
 28    73      3,088  189,365      0                                      36,005     36,005 236,005     91,733     91,733 291,733
 29    74      3,088  202,075      0                                      30,950     30,950 230,950     94,583     94,583 294,583
 30    75      3,088  215,421      0                                      24,461     24,461 224,461     97,034     97,034 297,034

    Assuming guaranteed charges and a gross investment return of 0.00%, contract lapses at age 72. Assuming guaranteed charges and a gross investment return of 6.00%, contract lapses at age 78. Assuming current charges and a gross investment return of 6.00%, contract lapses at age 90.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The surrender value, fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $8,016.26             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                              GUARANTEED CHARGES                             CURRENT CHARGES
                                           ---------------------------------------------------------   ---------------------------
                                               0.00% (-1.49% NET)             6.00% (4.46% NET)             6.00% (4.46% NET)
                                           ---------------------------   ---------------------------   ---------------------------
               (1)      (2)       (3)         (4)               (6)         (7)               (9)        (10)               (12)
END            NET    PREMIUM     NET        VALUE      (5)   BENEFIT      VALUE      (8)   BENEFIT      VALUE     (11)   BENEFIT
 OF          ANNUAL   ACCUM'D   LOANS/        ON       FUND   PAYABLE       ON       FUND   PAYABLE       ON       FUND   PAYABLE
YEAR   AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER   VALUE  AT DEATH   SURRENDER   VALUE  AT DEATH   SURRENDER   VALUE  AT DEATH
----   ---   ------   -------  ---------   ---------   -----  --------   ---------   -----  --------   ---------   -----  --------
 31    76      3,088  229,435      0             0         0        0     16,366     16,366 216,366     99,089     99,089 299,089
 32    77      3,088  244,149      0             0         0        0      6,513     6,513  206,513    100,582     100,582 300,582
 33    78      3,088  259,599      0             0         0        0          0         0        0    101,360     101,360 301,360
 34    79      3,088  275,821      0             0         0        0          0         0        0    100,600     100,600 300,600
 35    80      3,088  292,855      0             0         0        0          0         0        0     98,668     98,668 298,668
 36    81      3,088  310,740      0             0         0        0          0         0        0     95,482     95,482 295,482
 37    82      3,088  329,519      0             0         0        0          0         0        0     90,733     90,733 290,733
 38    83      3,088  349,237      0             0         0        0          0         0        0     85,302     85,302 285,302
 39    84      3,088  369,942      0             0         0        0          0         0        0     78,369     78,369 278,369
 40    85      3,088  391,681      0             0         0        0          0         0        0     69,538     69,538 269,538
 41    86      3,088  414,508      0             0         0        0          0         0        0     58,713     58,713 258,713
 42    87      3,088  438,475      0             0         0        0          0         0        0     45,451     45,451 245,451
 43    88      3,088  463,642      0             0         0        0          0         0        0     29,655     29,655 229,655
 44    89      3,088  490,066      0             0         0        0          0         0        0     11,050     11,050 211,050

    Assuming guaranteed charges and a gross investment return of 0.00%, contract lapses at age 72. Assuming guaranteed charges and a gross investment return of 6.00%, contract lapses at age 78. Assuming current charges and a gross investment return of 6.00%, contract lapses at age 90.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The surrender value, fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $8,016.26             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUES

FOR: MALE 45 PREF N/S DB OPT                      MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
  2  6% GROSS
MALE NON-SMOKER PREFERRED AGE 45            FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 3,088.00                      TO AGE 95                        SPECIFIED AMOUNT PLUS FUND
                                                                                                            VALUE
                                                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    ------------------------------
                                                          6.00% (4.46% NET)
                                                    ------------------------------
END                    UNSCHEDULED                    VALUE               BENEFIT
 OF                     PREMIUM/     NET    TOTAL      ON        FUND     PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----    --------
  1    46     3,088         0         0       0          458      2,261   202,261
  2    47     3,088         0         0       0        2,250      4,856   204,856
  3    48     3,088         0         0       0        4,153      7,469   207,469
  4    49     3,088         0         0       0        6,759     10,075   210,075
  5    50     3,088         0         0       0        9,408     12,724   212,724
  6    51     3,088         0         0       0       12,384     15,369   215,369
  7    52     3,088         0         0       0       15,429     18,082   218,082
  8    53     3,088         0         0       0       18,546     20,867   220,867
  9    54     3,088         0         0       0       21,763     23,753   223,753
 10    55     3,088         0         0       0       25,059     26,717   226,717
 11    56     3,088         0         0       0       28,557     29,883   229,883
 12    57     3,088         0         0       0       32,015     33,010   233,010
 13    58     3,088         0         0       0       35,531     36,194   236,194
 14    59     3,088         0         0       0       39,131     39,463   239,463
 15    60     3,088         0         0       0       42,845     42,845   242,845
 16    61     3,088         0         0       0       46,569     46,569   246,569
 17    62     3,088         0         0       0       50,331     50,331   250,331
 18    63     3,088         0         0       0       54,083     54,083   254,083
 19    64     3,088         0         0       0       57,899     57,899   257,899
 20    65     3,088         0         0       0       61,782     61,782   261,782
 21    66     3,088         0         0       0       65,751     65,751   265,751
 22    67     3,088         0         0       0       69,771     69,771   269,771
 23    68     3,088         0         0       0       73,768     73,768   273,768
 24    69     3,088         0         0       0       77,695     77,695   277,695
 25    70     3,088         0         0       0       81,472     81,472   281,472
 26    71     3,088         0         0       0       85,117     85,117   285,117
 27    72     3,088         0         0       0       88,524     88,524   288,524
 28    73     3,088         0         0       0       91,733     91,733   291,733
 29    74     3,088         0         0       0       94,583     94,583   294,583
 30    75     3,088         0         0       0       97,034     97,034   297,034
 31    76     3,088         0         0       0       99,089     99,089   299,089
 32    77     3,088         0         0       0      100,582    100,582   300,582
 33    78     3,088         0         0       0      101,360    101,360   301,360
 34    79     3,088         0         0       0      100,600    100,600   300,600
 35    80     3,088         0         0       0       98,668     98,668   298,668
 36    81     3,088         0         0       0       95,482     95,482   295,482
 37    82     3,088         0         0       0       90,733     90,733   290,733
 38    83     3,088         0         0       0       85,302     85,302   285,302
 39    84     3,088         0         0       0       78,369     78,369   278,369
 40    85     3,088         0         0       0       69,538     69,538   269,538
 41    86     3,088         0         0       0       58,713     58,713   258,713
 42    87     3,088         0         0       0       45,451     45,451   245,451
 43    88     3,088         0         0       0       29,655     29,655   229,655
 44    89     3,088         0         0       0       11,050     11,050   211,050

    Assuming guaranteed charges and a gross investment return of 0.00%, contract lapses at age 72. Assuming guaranteed charges and a gross investment return of 6.00%, contract lapses at age 78. Assuming current charges and a gross investment return of 6.00%, contract lapses at age 90.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the investment allocations by a contract holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The surrender value, fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $8,016.26             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 45 PREF N/S DB OPT 2  12% GROSS             MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 45               FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 3,088.00                          TO AGE 95                 SPECIFIED AMOUNT PLUS FUND VALUE
                                                    MONY LIFE OF AMERICA
                                                      DECLARED PREMIUMS

                                                                    GUARANTEED CHARGES
                                             -----------------------------------------------------------------
                                                  0.00% (-1.49% NET)                12.00% (10.42% NET)
                                             -----------------------------   ---------------------------------
               (1)       (2)        (3)                             (6)         (7)                     (9)
 END           NET     PREMIUM      NET         (4)       (5)     BENEFIT      VALUE        (8)       BENEFIT
 OF          ANNUAL    ACCUM'D    LOANS/     VALUE ON     FUND    PAYABLE       ON         FUND       PAYABLE
YEAR   AGE   OUTLAY     AT 5%    SURRENDER   SURRENDER   VALUE    AT DEATH   SURRENDER     VALUE     AT DEATH
----   ---   ------    -------   ---------   ---------   -----    --------   ---------     -----     --------
 1     46      3,088    3,242        0           310      2,113   202,113         606        2,409     202,409
 2     47      3,088    6,647        0         1,506      4,112   204,112       2,374        4,980     204,980
 3     48      3,088   10,222        0         2,716      6,032   206,032       4,452        7,768     207,768
 4     49      3,088   13,975        0         4,537      7,853   207,853       7,455       10,771     210,771
 5     50      3,088   17,916        0         6,260      9,576   209,576      10,695       14,011     214,011
 6     51      3,088   22,055        0         8,216     11,201   211,201      14,528       17,512     217,512
 7     52      3,088   26,400        0        10,054     12,706   212,706      18,624       21,277     221,277
 8     53      3,088   30,962        0        11,773     14,094   214,094      23,012       25,333     225,333
 9     54      3,088   35,753        0        13,353     15,343   215,343      27,695       29,684     229,684
10     55      3,088   40,783        0        14,795     16,453   216,453      32,705       34,363     234,363
11     56      3,088   46,064        0        16,230     17,557   217,557      38,320       39,646     239,646
12     57      3,088   51,610        0        17,487     18,482   218,482      44,337       45,332     245,332
13     58      3,088   57,433        0        18,568     19,231   219,231      50,800       51,463     251,463
14     59      3,088   63,547        0        19,450     19,782   219,782      57,732       58,064     258,064
15     60      3,088   69,966        0        20,112     20,112   220,112      65,160       65,160     265,160
16     61      3,088   76,707        0        20,200     20,200   220,200      72,782       72,782     272,782
17     62      3,088   83,785        0        20,025     20,025   220,025      80,959       80,959     280,959
18     63      3,088   91,216        0        19,589     19,589   219,589      89,755       89,755     289,755
19     64      3,088   99,020        0        18,799     18,799   218,799      99,135       99,135     299,135
20     65      3,088   107,213       0        17,635     17,635   217,635     109,138      109,138     309,138
21     66      3,088   115,816       0        16,114     16,114   216,114     119,849      119,849     319,849
22     67      3,088   124,849       0        14,155     14,155   214,155     131,253      131,253     331,253
23     68      3,088   134,334       0        11,714     11,714   211,714     143,375      143,375     343,375
24     69      3,088   144,293       0         8,749      8,749   208,749     156,242      156,242     356,242
25     70      3,088   154,750       0         5,240      5,240   205,240     169,912      169,912     369,912
26     71      3,088   165,730       0         1,098      1,098   201,098     184,370      184,370     384,370
27     72      3,088   177,259       0             0          0         0     199,475      199,475     399,475
28     73      3,088   189,365       0             0          0         0     215,424      215,424     415,424
29     74      3,088   202,075       0             0          0         0     232,082      232,082     432,082
30     75      3,088   215,421       0             0          0         0     249,348      249,348     449,348
31     76      3,088   229,435       0             0          0         0     267,187      267,187     467,187
32     77      3,088   244,149       0             0          0         0     285,587      285,587     485,587
33     78      3,088   259,599       0             0          0         0     304,532      304,532     504,532
34     79      3,088   275,821       0             0          0         0     324,006      324,006     524,006
35     80      3,088   292,855       0             0          0         0     343,966      343,966     543,966
36     81      3,088   310,740       0             0          0         0     364,287      364,287     564,287
37     82      3,088   329,519       0             0          0         0     384,805      384,805     584,805
38     83      3,088   349,237       0             0          0         0     405,211      405,211     605,211
39     84      3,088   369,942       0             0          0         0     425,190      425,190     625,190
40     85      3,088   391,681       0             0          0         0     444,414      444,414     644,414

                CURRENT CHARGES
       ---------------------------------
              12.00% (10.42% NET)
       ---------------------------------
         (10)                    (12)
 END     VALUE       (11)       BENEFIT
 OF       ON         FUND       PAYABLE
YEAR   SURRENDER     VALUE     AT DEATH
----   ---------     -----     --------
 1          606        2,409     202,409
 2        2,704        5,309     205,309
 3        5,095        8,411     208,411
 4        8,393       11,709     211,709
 5       11,958       15,274     215,274
 6       16,100       19,084     219,084
 7       20,588       23,241     223,241
 8       25,458       27,780     227,780
 9       30,777       32,766     232,766
10       36,564       38,222     238,222
11       43,059       44,386     244,386
12       50,028       51,023     251,023
13       57,624       58,287     258,287
14       65,940       66,272     266,272
15       75,082       75,082     275,082
16       85,036       85,036     285,036
17       95,931       95,931     295,931
18      107,817      107,817     307,817
19      120,881      120,881     320,881
20      135,251      135,251     335,251
21      151,089      151,089     351,089
22      168,511      168,511     368,511
23      187,617      187,617     387,617
24      208,540      208,540     408,540
25      231,403      231,403     431,403
26      256,444      256,444     456,444
27      283,801      283,801     483,801
28      313,779      313,779     513,779
29      346,512      346,512     546,512
30      382,278      382,278     582,278
31      421,435      421,435     621,435
32      464,203      464,203     664,203
33      510,850      510,850     710,850
34      560,990      560,990     760,990
35      615,462      615,462     815,462
36      674,717      674,717     874,717
37      739,027      739,027     939,027
38      809,935      809,935   1,009,935
39      887,353      887,353   1,087,353
40      971,665      971,665   1,171,665

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $8,016.26             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                    GUARANTEED CHARGES
                                             ----------------------------------------------------------------
                                                  0.00% (-1.49% NET)               12.00% (10.42% NET)
                                             ----------------------------   ---------------------------------
               (1)       (2)        (3)                            (6)         (7)                     (9)
 END           NET     PREMIUM      NET         (4)       (5)    BENEFIT      VALUE        (8)       BENEFIT
 OF          ANNUAL    ACCUM'D    LOANS/     VALUE ON    FUND    PAYABLE       ON         FUND       PAYABLE
YEAR   AGE   OUTLAY     AT 5%    SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER     VALUE     AT DEATH
----   ---   ------    -------   ---------   ---------   -----   --------   ---------     -----     --------
41     86      3,088   414,508       0                                       462,571      462,571     662,571
42     87      3,088   438,475       0                                       479,368      479,368     679,368
43     88      3,088   463,642       0                                       494,527      494,527     694,527
44     89      3,088   490,066       0                                       507,742      507,742     707,742
45     90      3,088   517,812       0                                       518,698      518,698     718,698
46     91      3,088   546,945       0                                       526,945      526,945     726,945
47     92      3,088   577,534       0                                       531,904      531,904     731,904
48     93      3,088   609,654       0                                       532,810      532,810     732,810
49     94      3,088   643,379       0                                       528,556      528,556     728,556
50     95      3,088   678,790       0                                       516,977      516,977     716,977

                CURRENT CHARGES
       ---------------------------------
              12.00% (10.42% NET)
       ---------------------------------
         (10)                    (12)
 END     VALUE       (11)       BENEFIT
 OF       ON         FUND       PAYABLE
YEAR   SURRENDER     VALUE     AT DEATH
----   ---------     -----     --------
41     1,063,627   1,063,627   1,263,627
42     1,163,725   1,163,725   1,363,725
43     1,272,874   1,272,874   1,472,874
44     1,391,916   1,391,916   1,591,916
45     1,521,760   1,521,760   1,721,760
46     1,663,157   1,663,157   1,863,157
47     1,816,487   1,816,487   2,016,487
48     1,981,458   1,981,458   2,181,458
49     2,158,916   2,158,916   2,358,916
50     2,349,368   2,349,368   2,549,368

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $8,016.26             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                  ALLOCATION OF VALUES
FOR: MALE 45 PREF N/S DB OPT                       MONY EQUITYMASTER
2--12% GROSS                                 FLEXIBLE PREMIUM VARIABLE LIFE           SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 45                       TO AGE 95                          INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 3,088.00                  MONY LIFE OF AMERICA                           SPECIFIED AMOUNT
                                                   DECLARED PREMIUMS                              PLUS FUND VALUE

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                          12.00% (10.42% NET)
                                                    --------------------------------
 END                   UNSCHEDULED                                          BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON      FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
 1     46     3,088         0         0       0          606        2,409    202,409
 2     47     3,088         0         0       0        2,704        5,309    205,309
 3     48     3,088         0         0       0        5,095        8,411    208,411
 4     49     3,088         0         0       0        8,393       11,709    211,709
 5     50     3,088         0         0       0       11,958       15,274    215,274
 6     51     3,088         0         0       0       16,100       19,084    219,084
 7     52     3,088         0         0       0       20,588       23,241    223,241
 8     53     3,088         0         0       0       25,458       27,780    227,780
 9     54     3,088         0         0       0       30,777       32,766    232,766
10     55     3,088         0         0       0       36,564       38,222    238,222

11     56     3,088         0         0       0       43,059       44,386    244,386
12     57     3,088         0         0       0       50,028       51,023    251,023
13     58     3,088         0         0       0       57,624       58,287    258,287
14     59     3,088         0         0       0       65,940       66,272    266,272
15     60     3,088         0         0       0       75,082       75,082    275,082
16     61     3,088         0         0       0       85,036       85,036    285,036
17     62     3,088         0         0       0       95,931       95,931    295,931
18     63     3,088         0         0       0      107,817      107,817    307,817
19     64     3,088         0         0       0      120,881      120,881    320,881
20     65     3,088         0         0       0      135,251      135,251    335,251

21     66     3,088         0         0       0      151,089      151,089    351,089
22     67     3,088         0         0       0      168,511      168,511    368,511
23     68     3,088         0         0       0      187,617      187,617    387,617
24     69     3,088         0         0       0      208,540      208,540    408,540
25     70     3,088         0         0       0      231,403      231,403    431,403
26     71     3,088         0         0       0      256,444      256,444    456,444
27     72     3,088         0         0       0      283,801      283,801    483,801
28     73     3,088         0         0       0      313,779      313,779    513,779
29     74     3,088         0         0       0      346,512      346,512    546,512
30     75     3,088         0         0       0      382,278      382,278    582,278

31     76     3,088         0         0       0      421,435      421,435    621,435
32     77     3,088         0         0       0      464,203      464,203    664,203
33     78     3,088         0         0       0      510,850      510,850    710,850
34     79     3,088         0         0       0      560,990      560,990    760,990
35     80     3,088         0         0       0      615,462      615,462    815,462
36     81     3,088         0         0       0      674,717      674,717    874,717
37     82     3,088         0         0       0      739,027      739,027    939,027
38     83     3,088         0         0       0      809,935      809,935  1,009,935
39     84     3,088         0         0       0      887,353      887,353  1,087,353
40     85     3,088         0         0       0      971,665      971,665  1,171,665

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $8,016.26             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                          12.00% (10.42% NET)
                                                    --------------------------------
 END                   UNSCHEDULED                                          BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON      FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
41     86     3,008         0         0       0     1,063,627   1,063,627  1,263,627
42     87     3,088         0         0       0     1,163,725   1,163,725  1,363,725
43     88     3,088         0         0       0     1,272,874   1,272,874  1,472,874
44     89     3,088         0         0       0     1,391,916   1,391,916  1,591,916
45     90     3,088         0         0       0     1,521,760   1,521,760  1,721,760
46     91     3,088         0         0       0     1,663,157   1,663,157  1,863,157
47     92     3,088         0         0       0     1,816,487   1,816,487  2,016,487
48     93     3,088         0         0       0     1,981,458   1,981,458  2,181,458
49     94     3,088         0         0       0     2,158,916   2,158,916  2,358,916
50     95     3,088         0         0       0     2,349,368   2,349,368  2,549,368

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 72. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $45,107.88           INITIAL GUIDELINE ANNUAL: $8,016.26             INITIAL TWO YEAR MINIMUM: $3,088.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 35 PREF N/S DB OPT                       MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
  1  0%
MALE NON-SMOKER PREFERRED AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 1,646.00                       TO AGE 95                                  SPECIFIED AMOUNT
                                                 MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                              GUARANTEED CHARGES                             CURRENT CHARGES
                                           ---------------------------------------------------------   ---------------------------
                                               0.00% (- 1.49% NET)           0.00% (- 1.49% NET)           0.00% (- 1.49% NET)
                                           ---------------------------   ---------------------------   ---------------------------
              (1)      (2)        (3)         (4)               (6)         (7)               (9)        (10)               (12)
 END          NET    PREMIUM      NET        VALUE      (5)   BENEFIT      VALUE      (8)   BENEFIT      VALUE     (11)   BENEFIT
 OF          ANNUAL  ACCUM'D    LOANS/        ON       FUND   PAYABLE       ON       FUND   PAYABLE       ON       FUND   PAYABLE
YEAR   AGE   OUTLAY   AT 5%    SURRENDER   SURRENDER   VALUE  AT DEATH   SURRENDER   VALUE  AT DEATH   SURRENDER   VALUE  AT DEATH
----   ---   ------  -------   ---------   ---------   -----  --------   ---------   -----  --------   ---------   -----  --------
    1  36     1,646   1,728        0             0       869  200,000          0       869  200,000          0       869  200,000
    2  37     1,646   3,543        0           299     1,929  200,000        299     1,929  200,000        393     2,023  200,000
    3  38     1,646   5,448        0           718     2,952  200,000        718     2,952  200,000        928     3,162  200,000
    4  39     1,646   7,449        0         1,704     3,938  200,000      1,704     3,938  200,000      2,004     4,239  200,000
    5  40     1,646   9,550        0         2,654     4,889  200,000      2,654     4,889  200,000      3,044     5,278  200,000
    6  41     1,646  11,756        0         3,793     5,804  200,000      3,793     5,804  200,000      4,247     6,258  200,000
    7  42     1,646  14,072        0         4,874     6,661  200,000      4,874     6,661  200,000      5,414     7,201  200,000
    8  43     1,646  16,504        0         5,921     7,485  200,000      5,921     7,485  200,000      6,569     8,133  200,000
    9  44     1,646  19,057        0         6,913     8,254  200,000      6,913     8,254  200,000      7,689     9,030  200,000
   10  45     1,646  21,738        0         7,850     8,967  200,000      7,850     8,967  200,000      8,775     9,892  200,000

   11  46     1,646  26,554        0         8,816     9,710  200,000      8,816     9,710  200,000      9,870     10,764 200,000
   12  47     1,646  27,510        0         9,732     10,402 200,000      9,732     10,402 200,000     10,914     11,585 200,000
   13  48     1,646  30,613        0        10,598     11,045 200,000     10,598     11,045 200,000     11,930     12,377 200,000
   14  49     1,646  33,872        0        11,393     11,617 200,000     11,393     11,617 200,000     12,895     13,119 200,000
   15  50     1,646  37,294        0        12,118     12,118 200,000     12,118     12,118 200,000     13,812     13,812 200,000
   16  51     1,646  40,887        0        12,549     12,549 200,000     12,549     12,549 200,000     14,566     14,566 200,000
   17  52     1,646  44,660        0        12,889     12,889 200,000     12,889     12,889 200,000     15,249     15,249 200,000
   18  53     1,646  48,621        0        13,138     13,138 200,000     13,138     13,138 200,000     15,884     15,884 200,000
   19  54     1,646  52,781        0        13,275     13,275 200,000     13,275     13,275 200,000     16,493     16,493 200,000
   20  55     1,646  57,148        0        13,300     13,300 200,000     13,300     13,300 200,000     17,077     17,077 200,000

   21  56     1,646  61,734        0        13,224     13,224 200,000     13,224     13,224 200,000     17,668     17,668 200,000
   22  57     1,646  66,549        0        12,992     12,992 200,000     12,992     12,992 200,000     18,190     18,190 200,000
   23  58     1,646  71,604        0        12,605     12,605 200,000     12,605     12,605 200,000     18,602     18,602 200,000
   24  59     1,646  76,913        0        12,039     12,039 200,000     12,039     12,039 200,000     18,925     18,925 200,000
   25  60     1,646  82,487        0        11,270     11,270 200,000     11,270     11,270 200,000     19,138     19,138 200,000
   26  61     1,646  88,339        0        10,274     10,274 200,000     10,274     10,274 200,000     19,244     19,244 200,000
   27  62     1,646  94,485        0         9,025     9,025  200,000      9,025     9,025  200,000     19,219     19,219 200,000
   28  63     1,646  100,937       0         7,519     7,519  200,000      7,519     7,519  200,000     19,044     19,044 200,000
   29  64     1,646  107,712       0         5,658     5,658  200,000      5,658     5,658  200,000     18,740     18,740 200,000
   30  65     1,646  114,826       0         3,409     3,409  200,000      3,409     3,409  200,000     18,306     18,306 200,000

   31  66     1,646  122,296       0           713       713  200,000        713       713  200,000     17,720     17,720 200,000
   32  67     1,646  130,139       0             0         0       0           0         0       0      17,003     17,003 200,000
   33  68     1,646  138,374       0             0         0       0           0         0       0      16,088     16,088 200,000
   34  69     1,646  147,021       0             0         0       0           0         0       0      14,929     14,929 200,000
   35  70     1,646  156,101       0             0         0       0           0         0       0      13,455     13,455 200,000
   36  71     1,646  165,634       0             0         0       0           0         0       0      11,681     11,681 200,000
   37  72     1,646  175,644       0             0         0       0           0         0       0       9,509     9,509  200,000
   38  73     1,646  186,154       0             0         0       0           0         0       0       6,974     6,974  200,000
   39  74     1,646  197,190       0             0         0       0           0         0       0       3,922     3,922  200,000
   40  75     1,646  208,778       0             0         0       0           0         0       0         306       306  200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 76.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76           INITIAL GUIDELINE ANNUAL: $2,161.98             INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                 ALLOCATION OF VALUES
FOR: MALE 35 PREF N/S DB OPT                      MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
1  0%                                       FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
MALE NON-SMOKER PREFERRED AGE 35                      TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                          CURRENT CHARGES
                                                    ---------------------------
                                                        0.00% (-1.49% NET)
                                                    ---------------------------
 END                   UNSCHEDULED                                     BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON    FUND   PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER   VALUE  AT DEATH
----   ---   -------   -----------   ----   -----   ---------   -----  --------
 1     36     1,646         0         0       0           0       869  200,000
 2     37     1,646         0         0       0         393     2,023  200,000
 3     38     1,646         0         0       0         928     3,162  200,000
 4     39     1,646         0         0       0       2,004     4,239  200,000
 5     40     1,646         0         0       0       3,044     5,278  200,000
 6     41     1,646         0         0       0       4,247     6,258  200,000
 7     42     1,646         0         0       0       5,414     7,201  200,000
 8     43     1,646         0         0       0       6,569     8,133  200,000
 9     44     1,646         0         0       0       7,689     9,030  200,000
10     45     1,646         0         0       0       8,775     9,892  200,000

11     46     1,646         0         0       0       9,870     10,764 200,000
12     47     1,646         0         0       0      10,914     11,585 200,000
13     48     1,646         0         0       0      11,930     12,377 200,000
14     49     1,646         0         0       0      12,895     13,119 200,000
15     50     1,646         0         0       0      13,812     13,812 200,000
16     51     1,646         0         0       0      14,566     14,566 200,000
17     52     1,646         0         0       0      15,249     15,249 200,000
18     53     1,646         0         0       0      15,884     15,884 200,000
19     54     1,646         0         0       0      16,493     16,493 200,000
20     55     1,646         0         0       0      17,077     17,077 200,000

21     56     1,646         0         0       0      17,668     17,668 200,000
22     57     1,646         0         0       0      18,190     18,190 200,000
23     58     1,646         0         0       0      18,602     18,602 200,000
24     59     1,646         0         0       0      18,925     18,925 200,000
25     60     1,646         0         0       0      19,138     19,138 200,000
26     61     1,646         0         0       0      19,244     19,244 200,000
27     62     1,646         0         0       0      19,219     19,219 200,000
28     63     1,646         0         0       0      19,044     19,044 200,000
29     64     1,646         0         0       0      18,740     18,740 200,000
30     65     1,646         0         0       0      18,306     18,306 200,000

31     66     1,646         0         0       0      17,720     17,720 200,000
32     67     1,646         0         0       0      17,003     17,003 200,000
33     68     1,646         0         0       0      16,088     16,088 200,000
34     69     1,646         0         0       0      14,929     14,929 200,000
35     70     1,646         0         0       0      13,455     13,455 200,000
36     71     1,646         0         0       0      11,681     11,681 200,000
37     72     1,646         0         0       0       9,509     9,509  200,000
38     73     1,646         0         0       0       6,974     6,974  200,000
39     74     1,646         0         0       0       3,922     3,922  200,000
40     75     1,646         0         0       0         306       306  200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 76.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76           INITIAL GUIDELINE ANNUAL: $2,161.98             INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 35 PREF N/S DB OPT 1  6%                 MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 35             FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 1,646.00                       TO AGE 95                                 SPECIFIED AMOUNT
                                                  MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                                    GUARANTEED CHARGES
                                             ----------------------------------------------------------------
                                                  0.00% (-1.49% NET)                6.00% (4.46% NET)
                                             ----------------------------   ---------------------------------
               (1)       (2)        (3)                            (6)                                 (9)
 END           NET     PREMIUM      NET         (4)       (5)    BENEFIT       (7)         (8)       BENEFIT
 OF          ANNUAL    ACCUM'D    LOANS/     VALUE ON    FUND    PAYABLE    VALUE ON      FUND       PAYABLE
YEAR   AGE   OUTLAY     AT 5%    SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER     VALUE     AT DEATH
----   ---   ------    -------   ---------   ---------   -----   --------   ---------     -----     --------
 1     36      1,646    1,728        0             0       869   200,000           0          939     200,000
 2     37      1,646    3,543        0           299     1,929   200,000         502        2,132     200,000
 3     38      1,646    5,448        0           718     2,952   200,000       1,121        3,355     200,000
 4     39      1,646    7,449        0         1,704     3,938   200,000       2,378        4,612     200,000
 5     40      1,646    9,550        0         2,654     4,889   200,000       3,669        5,904     200,000
 6     41      1,646   11,756        0         3,793     5,804   200,000       5,221        7,233     200,000
 7     42      1,646   14,072        0         4,874     6,661   200,000       6,789        8,577     200,000
 8     43      1,646   16,504        0         5,921     7,485   200,000       8,397        9,961     200,000
 9     44      1,646   19,057        0         6,913     8,254   200,000      10,023       11,364     200,000
10     45      1,646   21,738        0         7,850     8,967   200,000      11,671       12,788     200,000
11     46      1,646   24,554        0         8,816     9,710   200,000      13,449       14,343     200,000
12     47      1,646   27,510        0         9,732     10,402  200,000      15,265       15,935     200,000
13     48      1,646   30,613        0        10,598     11,045  200,000      17,121       17,568     200,000
14     49      1,646   33,872        0        11,393     11,617  200,000      18,998       19,221     200,000
15     50      1,646   37,294        0        12,118     12,118  200,000      20,898       20,898     200,000
16     51      1,646   40,887        0        12,549     12,549  200,000      22,601       22,601     200,000
17     52      1,646   44,660        0        12,889     12,889  200,000      24,311       24,311     200,000
18     53      1,646   48,621        0        13,138     13,138  200,000      26,029       26,029     200,000
19     54      1,646   52,781        0        13,275     13,275  200,000      27,738       27,738     200,000
20     55      1,646   57,148        0        13,300     13,300  200,000      29,438       29,438     200,000
21     56      1,646   61,734        0        13,224     13,224  200,000      31,145       31,145     200,000
22     57      1,646   66,549        0        12,992     12,992  200,000      32,807       32,807     200,000
23     58      1,646   71,604        0        12,605     12,605  200,000      34,423       34,423     200,000
24     59      1,646   76,913        0        12,039     12,039  200,000      35,973       35,973     200,000
25     60      1,646   82,487        0        11,270     11,270  200,000      37,437       37,437     200,000
26     61      1,646   88,339        0        10,274     10,274  200,000      38,792       38,792     200,000
27     62      1,646   94,485        0         9,025     9,025   200,000      40,015       40,015     200,000
28     63      1,646   100,937       0         7,519     7,519   200,000      41,100       41,100     200,000
29     64      1,646   107,712       0         5,658     5,658   200,000      41,964       41,964     200,000
30     65      1,646   114,826       0         3,409     3,409   200,000      42,575       42,575     200,000
31     66      1,646   122,296       0           713       713   200,000      42,879       42,879     200,000
32     67      1,646   130,139       0         LAPSE     LAPSE     LAPSE      42,835       42,835     200,000
33     68      1,646   138,374       0                                        42,379       42,379     200,000
34     69      1,646   147,021       0                                        41,436       41,436     200,000
35     70      1,646   156,101       0                                        39,943       39,943     200,000
36     71      1,646   165,634       0                                        37,765       37,765     200,000
37     72      1,646   175,644       0                                        34,642       34,642     200,000
38     73      1,646   186,154       0                                        30,564       30,564     200,000
39     74      1,646   197,190       0                                        25,213       25,213     200,000

                CURRENT CHARGES
       ---------------------------------
               6.00% (4.46% NET)
       ---------------------------------
                                 (12)
 END     (10)        (11)       BENEFIT
 OF    VALUE ON      FUND       PAYABLE
YEAR   SURRENDER     VALUE     AT DEATH
----   ---------     -----     --------
 1            0          939     200,000
 2          599        2,229     200,000
 3        1,343        3,578     200,000
 4        2,706        4,941     200,000
 5        4,109        6,343     200,000
 6        5,753        7,764     200,000
 7        7,439        9,227     200,000
 8        9,194       10,758     200,000
 9       10,997       12,338     200,000
10       12,852       13,969     200,000
11       14,830       15,723     200,000
12       16,854       17,525     200,000
13       18,952       19,399     200,000
14       21,105       21,329     200,000
15       23,318       23,318     200,000
16       25,478       25,478     200,000
17       27,688       27,688     200,000
18       29,976       29,976     200,000
19       32,365       32,365     200,000
20       34,863       34,863     200,000
21       37,510       37,510     200,000
22       40,241       40,241     200,000
23       43,024       43,024     200,000
24       45,884       45,884     200,000
25       48,810       48,810     200,000
26       51,808       51,808     200,000
27       54,869       54,869     200,000
28       57,982       57,982     200,000
29       61,175       61,175     200,000
30       64,455       64,455     200,000
31       67,818       67,818     200,000
32       71,289       71,289     200,000
33       74,834       74,834     200,000
34       78,435       78,435     200,000
35       82,060       82,060     200,000
36       85,740       85,740     200,000
37       89,432       89,432     200,000
38       93,182       93,182     200,000
39       96,928       96,928     200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 77. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76           INITIAL GUIDELINE ANNUAL: $2,161.09             INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                    GUARANTEED CHARGES
                                             ----------------------------------------------------------------
                                                  0.00% (-1.49% NET)                6.00% (4.46% NET)
                                             ----------------------------   ---------------------------------
               (1)       (2)        (3)                            (6)                                 (9)
 END           NET     PREMIUM      NET         (4)       (5)    BENEFIT       (7)         (8)       BENEFIT
 OF          ANNUAL    ACCUM'D    LOANS/     VALUE ON    FUND    PAYABLE    VALUE ON      FUND       PAYABLE
YEAR   AGE   OUTLAY     AT 5%    SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER     VALUE     AT DEATH
----   ---   ------    -------   ---------   ---------   -----   --------   ---------     -----     --------
40     75      1,646   208,778       0          0          0        0         18,247       18,247     200,000
41     76      1,646   220,945       0          0          0        0          9,314        9,314     200,000
42     77      1,646   233,721       0          0          0        0              0            0           0
43     78      1,646   247,135       0          0          0        0              0            0           0
44     79      1,646   261,220       0          0          0        0              0            0           0
45     80      1,646   276,010       0          0          0        0              0            0           0
46     81      1,646   291,539       0          0          0        0              0            0           0
47     82      1,646   307,844       0          0          0        0              0            0           0
48     83      1,646   324,964       0          0          0        0              0            0           0
49     84      1,646   342,941       0          0          0        0              0            0           0
50     85      1,646   361,816       0          0          0        0              0            0           0
51     86      1,646   381,635       0          0          0        0              0            0           0
52     87      1,646   402,445       0          0          0        0              0            0           0
53     88      1,646   424,296       0          0          0        0              0            0           0
54     89      1,646   447,239       0          0          0        0              0            0           0
55     90      1,646   471,329       0          0          0        0              0            0           0
56     91      1,646   496,624       0          0          0        0              0            0           0
57     92      1,646   523,183       0          0          0        0              0            0           0
58     93      1,646   551,071       0          0          0        0              0            0           0
59     94      1,646   580,353       0          0          0        0              0            0           0
60     95      1,646   611,099       0          0          0        0              0            0           0

                CURRENT CHARGES
       ---------------------------------
               6.00% (4.46% NET)
       ---------------------------------
                                 (12)
 END     (10)        (11)       BENEFIT
 OF    VALUE ON      FUND       PAYABLE
YEAR   SURRENDER     VALUE     AT DEATH
----   ---------     -----     --------
40      100,679      100,679     200,000
41      104,467      104,467     200,000
42      108,244      108,244     200,000
43      111,981      111,981     200,000
44      115,359      115,359     200,000
45      118,585      118,585     200,000
46      121,672      121,672     200,000
47      124,546      124,546     200,000
48      127,585      127,585     200,000
49      130,538      130,538     200,000
50      133,321      133,321     200,000
51      135,956      135,956     200,000
52      138,352      138,352     200,000
53      140,528      140,528     200,000
54      142,448      142,448     200,000
55      144,056      144,056     200,000
56      145,210      145,210     200,000
57      145,602      145,602     200,000
58      144,628      144,628     200,000
59      141,761      141,761     200,000
60      136,013      136,013     200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 77. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76           INITIAL GUIDELINE ANNUAL: $2,161.09             INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUES

FOR: MALE 35 PREF N/S DB OPT                      MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
1  6%                                       FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
MALE NON-SMOKER PREFERRED AGE 35                      TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                          6.00% (4.46% NET)
                                                    -----------------------------
 END                   UNSCHEDULED                                       BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON     FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
 1     36     1,646         0         0       0            0        939  200,000
 2     37     1,646         0         0       0          599      2,229  200,000
 3     38     1,646         0         0       0        1,343      3,578  200,000
 4     39     1,646         0         0       0        2,706      4,941  200,000
 5     40     1,646         0         0       0        4,109      6,343  200,000
 6     41     1,646         0         0       0        5,753      7,764  200,000
 7     42     1,646         0         0       0        7,439      9,227  200,000
 8     43     1,646         0         0       0        9,194     10,758  200,000
 9     44     1,646         0         0       0       10,997     12,338  200,000
10     45     1,646         0         0       0       12,852     13,969  200,000

11     46     1,646         0         0       0       14,830     15,723  200,000
12     47     1,646         0         0       0       16,854     17,525  200,000
13     48     1,646         0         0       0       18,952     19,399  200,000
14     49     1,646         0         0       0       21,105     21,329  200,000
15     50     1,646         0         0       0       23,318     23,318  200,000
16     51     1,646         0         0       0       25,478     25,478  200,000
17     52     1,646         0         0       0       27,688     27,688  200,000
18     53     1,646         0         0       0       29,976     29,976  200,000
19     54     1,646         0         0       0       32,365     32,365  200,000
20     55     1,646         0         0       0       34,863     34,863  200,000

21     56     1,646         0         0       0       37,510     37,510  200,000
22     57     1,646         0         0       0       40,241     40,241  200,000
23     58     1,646         0         0       0       43,024     43,024  200,000
24     59     1,646         0         0       0       45,884     45,884  200,000
25     60     1,646         0         0       0       48,810     48,810  200,000
26     61     1,646         0         0       0       51,808     51,808  200,000
27     62     1,646         0         0       0       54,869     54,869  200,000
28     63     1,646         0         0       0       57,982     57,982  200,000
29     64     1,646         0         0       0       61,175     61,175  200,000
30     65     1,646         0         0       0       64,455     64,455  200,000

31     66     1,646         0         0       0       67,818     67,818  200,000
32     67     1,646         0         0       0       71,289     71,289  200,000
33     68     1,646         0         0       0       74,834     74,834  200,000
34     69     1,646         0         0       0       78,435     78,435  200,000
35     70     1,646         0         0       0       82,060     82,060  200,000
36     71     1,646         0         0       0       85,740     85,740  200,000
37     72     1,646         0         0       0       89,432     89,432  200,000
38     73     1,646         0         0       0       93,182     93,182  200,000
39     74     1,646         0         0       0       96,928     96,928  200,000
40     75     1,646         0         0       0      100,679    100,679  200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 77. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76           INITIAL GUIDELINE ANNUAL: $2,161.98             INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                          6.00% (4.46% NET)
                                                    -----------------------------
 END                   UNSCHEDULED                                       BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON     FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
41     76     1,646         0         0       0      104,467    104,467  200,000
42     77     1,646         0         0       0      108,244    108,244  200,000
43     78     1,646         0         0       0      111,981    111,981  200,000
44     79     1,646         0         0       0      115,359    115,359  200,000
45     80     1,646         0         0       0      118,585    118,585  200,000
46     81     1,646         0         0       0      121,672    121,672  200,000
47     82     1,646         0         0       0      124,546    124,546  200,000
48     83     1,646         0         0       0      127,585    127,585  200,000
49     84     1,646         0         0       0      130,538    130,538  200,000
50     85     1,646         0         0       0      133,321    133,321  200,000

51     86     1,646         0         0       0      135,956    135,956  200,000
52     87     1,646         0         0       0      138,352    138,352  200,000
53     88     1,646         0         0       0      140,528    140,528  200,000
54     89     1,646         0         0       0      142,448    142,448  200,000
55     90     1,646         0         0       0      144,056    144,056  200,000
56     91     1,646         0         0       0      145,210    145,210  200,000
57     92     1,646         0         0       0      145,602    145,602  200,000
58     93     1,646         0         0       0      144,628    144,628  200,000
59     94     1,646         0         0       0      141,761    141,761  200,000
60     95     1,646         0         0       0      136,013    136,013  200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 77. Assuming Current Charges and a Gross Investment Return of 6.00%, contract lapses at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76           INITIAL GUIDELINE ANNUAL: $2,161.98             INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 35 PREF N/S DB OPT                       MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
  1  12%
MALE NON-SMOKER PREFERRED AGE 35            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 1,646.00                       TO AGE 95                                  SPECIFIED AMOUNT
                                                 MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                                 GUARANTEED CHARGES
                                           --------------------------------------------------------------
                                               0.00% (-1.49% NET)              12.00% (10.42% NET)
                                           ---------------------------   --------------------------------
               (1)      (2)       (3)         (4)               (6)         (7)                    (9)
 END           NET    PREMIUM     NET        VALUE      (5)   BENEFIT      VALUE        (8)      BENEFIT
 OF          ANNUAL   ACCUM'D   LOANS/        ON       FUND   PAYABLE       ON         FUND      PAYABLE
YEAR   AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER   VALUE  AT DEATH   SURRENDER     VALUE    AT DEATH
----   ---   ------   -------  ---------   ---------   -----  --------   ---------     -----    --------
 1     36      1,646    1,728      0             0       869  200,000           0        1,010    200,000
 2     37      1,646    3,543      0           299     1,929  200,000         713        2,343    200,000
 3     38      1,646    5,448      0           718     2,952  200,000       1,558        3,793    200,000
 4     39      1,646    7,449      0         1,704     3,938  200,000       3,138        5,372    200,000
 5     40      1,646    9,550      0         2,654     4,889  200,000       4,861        7,095    200,000
 6     41      1,646   11,756      0         3,793     5,804  200,000       6,967        8,978    200,000
 7     42      1,646   14,072      0         4,874     6,661  200,000       9,226       11,013    200,000
 8     43      1,646   16,504      0         5,921     7,485  200,000      11,678       13,242    200,000
 9     44      1,646   19,057      0         6,913     8,254  200,000      14,323       15,664    200,000
10     45      1,646   21,738      0         7,850     8,967  200,000      17,181       18,299    200,000

11     46      1,646   24,554      0         8,816     9,710  200,000      20,422       21,316    200,000
12     47      1,646   27,510      0         9,732     10,402 200,000      23,961       24,631    200,000
13     48      1,646   30,613      0        10,598     11,045 200,000      27,832       28,279    200,000
14     49      1,646   33,872      0        11,393     11,617 200,000      32,055       32,278    200,000
15     50      1,646   37,294      0        12,118     12,118 200,000      36,672       36,672    200,000
16     51      1,646   40,887      0        12,549     12,549 200,000      41,509       41,509    200,000
17     52      1,646   44,660      0        12,889     12,889 200,000      46,824       46,824    200,000
18     53      1,646   48,621      0        13,138     13,138 200,000      52,678       52,678    200,000
19     54      1,646   52,781      0        13,275     13,275 200,000      59,121       59,121    200,000
20     55      1,646   57,148      0        13,300     13,300 200,000      66,230       66,230    200,000

21     56      1,646   61,734      0        13,224     13,224 200,000      74,114       74,114    200,000
22     57      1,646   66,549      0        12,992     12,992 200,000      82,822       82,822    200,000
23     58      1,646   71,604      0        12,605     12,605 200,000      92,470       92,470    200,000
24     59      1,646   76,913      0        12,039     12,039 200,000     103,174      103,174    200,000
25     60      1,646   82,487      0        11,270     11,270 200,000     115,074      115,074    200,000
26     61      1,646   88,339      0        10,274     10,274 200,000     128,332      128,332    200,000
27     62      1,646   94,485      0         9,025     9,025  200,000     143,142      143,142    200,000
28     63      1,646  100,937      0         7,519     7,519  200,000     159,742      159,742    201,274
29     64      1,646  107,712      0         5,658     5,658  200,000     178,218      178,218    220,990
30     65      1,646  114,826      0         3,409     3,409  200,000     198,621      198,621    242,318

               CURRENT CHARGES
       --------------------------------
             12.00% (10.42% NET)
       --------------------------------
         (10)                   (12)
 END     VALUE       (11)      BENEFIT
 OF       ON         FUND      PAYABLE
YEAR   SURRENDER     VALUE    AT DEATH
----   ---------     -----    --------
 1            0        1,010    200,000
 2          813        2,443    200,000
 3        1,794        4,028    200,000
 4        3,497        5,731    200,000
 5        5,355        7,590    200,000
 6        7,587        9,598    200,000
 7       10,007       11,795    200,000
 8       12,662       14,226    200,000
 9       15,552       16,893    200,000
10       18,703       19,821    200,000
11       22,253       23,147    200,000
12       26,133       26,803    200,000
13       30,404       30,850    200,000
14       35,090       35,313    200,000
15       40,241       40,241    200,000
16       45,787       45,787    200,000
17       51,905       51,905    200,000
18       58,680       58,680    200,000
19       66,209       66,209    200,000
20       74,580       74,580    200,000
21       83,928       83,928    200,000
22       94,302       94,302    200,000
23      105,802      105,802    200,000
24      118,583      118,583    200,000
25      132,798      132,798    200,000
26      148,631      148,631    200,000
27      166,262      166,262    212,816
28      185,789      185,789    234,094
29      207,410      207,410    257,189
30      231,357      231,357    282,256

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract lapses at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract lapses at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76           INITIAL GUIDELINE ANNUAL: $2,161.98             INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                                 GUARANTEED CHARGES
                                           --------------------------------------------------------------
                                               0.00% (-1.49% NET)              12.00% (10.42% NET)
                                           ---------------------------   --------------------------------
               (1)      (2)       (3)         (4)               (6)         (7)                    (9)
 END           NET    PREMIUM     NET        VALUE      (5)   BENEFIT      VALUE        (8)      BENEFIT
 OF          ANNUAL   ACCUM'D   LOANS/        ON       FUND   PAYABLE       ON         FUND      PAYABLE
YEAR   AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER   VALUE  AT DEATH   SURRENDER     VALUE    AT DEATH
----   ---   ------   -------  ---------   ---------   -----  --------   ---------     -----    --------
31     66      1,646  122,296      0           713       713  200,000     221,158      221,158    265,389
32     67      1,646  130,139      0             0         0       0      246,006      246,006    292,747
33     68      1,646  138,374      0             0         0       0      273,399      273,399    322,610
34     69      1,646  147,021      0             0         0       0      303,591      303,591    355,201
35     70      1,646  156,101      0             0         0       0      336,874      336,874    390,774
36     71      1,646  165,634      0             0         0       0      373,552      373,552    429,585
37     72      1,646  175,644      0             0         0       0      414,093      414,093    467,925
38     73      1,646  186,154      0             0         0       0      459,020      459,020    509,512
39     74      1,646  197,190      0             0         0       0      508,855      508,855    554,652
40     75      1,646  208,778      0             0         0       0      564,236      564,236    603,732

41     76      1,646  220,945      0             0         0       0      625,941      625,941    657,239
42     77      1,646  233,721      0             0         0       0      693,983      693,983    728,682
43     78      1,646  247,135      0             0         0       0      768,970      768,970    807,419
44     79      1,646  261,220      0             0         0       0      851,567      851,567    894,145
45     80      1,646  276,010      0             0         0       0      942,487      942,487    989,612
46     81      1,646  291,539      0             0         0       0     1,042,486   1,042,486  1,094,610
47     82      1,646  307,844      0             0         0       0     1,152,363   1,152,363  1,209,981
48     83      1,646  324,964      0             0         0       0     1,272,933   1,272,933  1,336,580
49     84      1,646  342,941      0             0         0       0     1,405,058   1,405,058  1,475,310
50     85      1,646  361,816      0             0         0       0     1,549,643   1,549,643  1,627,125

51     86      1,646  381,635      0             0         0       0     1,707,652   1,707,652  1,793,034
52     87      1,646  402,445      0             0         0       0     1,880,111   1,880,111  1,974,117
53     88      1,646  424,296      0             0         0       0     2,068,117   2,068,117  2,171,523
54     89      1,646  447,239      0             0         0       0     2,272,817   2,272,817  2,386,458
55     90      1,646  471,329      0             0         0       0     2,495,424   2,495,424  2,620,195
56     91      1,646  496,624      0             0         0       0     2,737,138   2,737,138  2,873,995
57     92      1,646  523,183      0             0         0       0     3,007,096   3,007,096  3,127,380
58     93      1,646  551,071      0             0         0       0     3,310,126   3,310,126  3,409,430
59     94      1,646  580,353      0             0         0       0     3,652,177   3,652,177  3,725,220
60     95      1,646  611,099      0             0         0       0     4,040,667   4,040,667  4,081,073

               CURRENT CHARGES
       --------------------------------
             12.00% (10.42% NET)
       --------------------------------
         (10)                   (12)
 END     VALUE       (11)      BENEFIT
 OF       ON         FUND      PAYABLE
YEAR   SURRENDER     VALUE    AT DEATH
----   ---------     -----    --------
31      257,882      257,882    309,458
32      287,246      287,246    341,823
33      319,736      319,736    377,288
34      355,675      355,675    416,139
35      395,412      395,412    458,678
36      439,366      439,366    505,270
37      488,054      488,054    551,501
38      542,050      542,050    601,676
39      601,948      601,948    656,123
40      668,466      668,466    715,258
41      742,440      742,440    779,562
42      824,281      824,281    865,495
43      914,782      914,782    960,521
44     1,014,645   1,014,645  1,065,377
45     1,124,915   1,124,915  1,181,161
46     1,246,636   1,246,636  1,308,967
47     1,380,872   1,380,872  1,449,916
48     1,529,218   1,529,218  1,605,678
49     1,692,811   1,692,811  1,777,451
50     1,873,017   1,873,017  1,966,668
51     2,071,445   2,071,445  2,175,017
52     2,289,658   2,289,658  2,404,141
53     2,529,528   2,529,528  2,656,004
54     2,792,976   2,792,976  2,932,625
55     3,082,041   3,082,041  3,236,143
56     3,398,686   3,398,686  3,568,621
57     3,750,257   3,750,257  3,900,268
58     4,141,318   4,141,318  4,265,557
59     4,578,678   4,578,678  4,670,252
60     5,070,838   5,070,838  5,121,546

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract lapses at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract lapses at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76           INITIAL GUIDELINE ANNUAL: $2,161.98             INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUES

FOR: MALE 35 PREF N/S DB OPT 1                    MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
12%                                         FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
MALE NON-SMOKER PREFERRED AGE 35                      TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 1,646.00                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                          12.00% (10.42% NET)
                                                    --------------------------------
 END                   UNSCHEDULED                                          BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON      FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
 1     36     1,646         0         0       0            0        1,010    200,000
 2     37     1,646         0         0       0          813        2,443    200,000
 3     38     1,646         0         0       0        1,794        4,028    200,000
 4     39     1,646         0         0       0        3,497        5,731    200,000
 5     40     1,646         0         0       0        5,355        7,590    200,000
 6     41     1,646         0         0       0        7,587        9,598    200,000
 7     42     1,646         0         0       0       10,007       11,795    200,000
 8     43     1,646         0         0       0       12,662       14,226    200,000
 9     44     1,646         0         0       0       15,552       16,893    200,000
10     45     1,646         0         0       0       18,703       19,821    200,000

11     46     1,646         0         0       0       22,253       23,147    200,000
12     47     1,646         0         0       0       26,133       26,803    200,000
13     48     1,646         0         0       0       30,404       30,850    200,000
14     49     1,646         0         0       0       35,090       35,313    200,000
15     50     1,646         0         0       0       40,241       40,241    200,000
16     51     1,646         0         0       0       45,787       45,787    200,000
17     52     1,646         0         0       0       51,905       51,905    200,000
18     53     1,646         0         0       0       58,680       58,680    200,000
19     54     1,646         0         0       0       66,209       66,209    200,000
20     55     1,646         0         0       0       74,580       74,580    200,000

21     56     1,646         0         0       0       83,928       83,928    200,000
22     57     1,646         0         0       0       94,302       94,302    200,000
23     58     1,646         0         0       0      105,802      105,802    200,000
24     59     1,646         0         0       0      118,583      118,583    200,000
25     60     1,646         0         0       0      132,798      132,798    200,000
26     61     1,646         0         0       0      148,631      148,631    200,000
27     62     1,646         0         0       0      166,262      166,262    212,816
28     63     1,646         0         0       0      185,789      185,789    234,094
29     64     1,646         0         0       0      207,410      207,410    257,189
30     65     1,646         0         0       0      231,357      231,357    282,256

31     66     1,646         0         0       0      257,882      257,882    309,458
32     67     1,646         0         0       0      287,246      287,246    341,823
33     68     1,646         0         0       0      319,736      319,736    377,288
34     69     1,646         0         0       0      355,675      355,675    416,139
35     70     1,646         0         0       0      395,412      395,412    458,678
36     71     1,646         0         0       0      439,366      439,366    505,270
37     72     1,646         0         0       0      488,054      488,054    551,501
38     73     1,646         0         0       0      542,050      542,050    601,676
39     74     1,646         0         0       0      601,948      601,948    656,123
40     75     1,646         0         0       0      668,466      668,466    715,258

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76           INITIAL GUIDELINE ANNUAL: $2,161.98             INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                                            CURRENT CHARGES
                                                    --------------------------------
                                                          12.00% (10.42% NET)
                                                    --------------------------------
 END                   UNSCHEDULED                                          BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON      FUND      PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE    AT DEATH
----   ---   -------   -----------   ----   -----   ---------     -----    --------
41     76     1,646         0         0       0      742,440      742,440    779,562
42     77     1,646         0         0       0      824,281      824,281    865,495
43     78     1,646         0         0       0      914,782      914,782    960,521
44     79     1,646         0         0       0     1,014,645   1,014,645  1,065,377
45     80     1,646         0         0       0     1,124,915   1,124,915  1,181,161
46     81     1,646         0         0       0     1,246,636   1,246,636  1,308,967
47     82     1,646         0         0       0     1,380,872   1,380,872  1,449,916
48     83     1,646         0         0       0     1,529,218   1,529,218  1,605,678
49     84     1,646         0         0       0     1,692,811   1,692,811  1,777,451
50     85     1,646         0         0       0     1,873,017   1,873,017  1,966,668

51     86     1,646         0         0       0     2,071,445   2,071,445  2,175,017
52     87     1,646         0         0       0     2,289,658   2,289,658  2,404,141
53     88     1,646         0         0       0     2,529,528   2,529,528  2,656,004
54     89     1,646         0         0       0     2,792,976   2,792,976  2,932,625
55     90     1,646         0         0       0     3,082,041   3,082,041  3,236,143
56     91     1,646         0         0       0     3,398,686   3,398,686  3,568,621
57     92     1,646         0         0       0     3,750,257   3,750,257  3,900,268
58     93     1,646         0         0       0     4,141,318   4,141,318  4,265,557
59     94     1,646         0         0       0     4,578,678   4,578,678  4,670,252
60     95     1,646         0         0       0     5,070,838   5,070,838  5,121,546

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 67. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $29,091.76           INITIAL GUIDELINE ANNUAL: $2,161.98             INITIAL TWO YEAR MINIMUM: $1,646.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 55 PREF N/S DB OPT 1  0%                 MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 55             FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 5,010.00                       TO AGE 95                                 SPECIFIED AMOUNT
                                                  MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                                    GUARANTEED CHARGES
                                             ----------------------------------------------------------------
                                                  0.00% (-1.49% NET)               0.00% (-1.49% NET)
                                             ----------------------------   ---------------------------------
               (1)       (2)        (3)                            (6)                                 (9)
 END           NET     PREMIUM      NET         (4)       (5)    BENEFIT       (7)         (8)       BENEFIT
 OF          ANNUAL    ACCUM'D    LOANS/     VALUE ON    FUND    PAYABLE    VALUE ON      FUND       PAYABLE
YEAR   AGE   OUTLAY     AT 5%    SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER     VALUE     AT DEATH
----   ---   ------    -------   ---------   ---------   -----   --------   ---------     -----     --------
 1     56      5,010    5,261        0         1,270     3,573   200,000       1,270        3,573     200,000
 2     57      5,010   10,784        0         3,567     6,369   200,000       3,567        6,369     200,000
 3     58      5,010   16,584        0         4,231     8,988   200,000       4,231        8,988     200,000
 4     59      5,010   22,673        0         6,656     11,414  200,000       6,656       11,414     200,000
 5     60      5,010   29,068        0         8,871     13,629  200,000       8,871       13,629     200,000
 6     61      5,010   35,781        0        11,335     15,617  200,000      11,335       15,617     200,000
 7     62      5,010   42,831        0        13,557     17,363  200,000      13,557       17,363     200,000
 8     63      5,010   50,233        0        15,540     18,870  200,000      15,540       18,870     200,000
 9     64      5,010   58,005        0        17,203     20,057  200,000      17,203       20,057     200,000
10     65      5,010   66,166        0        18,529     20,908  200,000      18,529       20,908     200,000
11     66      5,010   74,735        0        19,696     21,599  200,000      19,696       21,599     200,000
12     67      5,010   83,732        0        20,468     21,895  200,000      20,468       21,895     200,000
13     68      5,010   93,179        0        20,799     21,751  200,000      20,799       21,751     200,000
14     69      5,010   103,099       0        20,639     21,115  200,000      20,639       21,115     200,000
15     70      5,010   113,514       0        19,954     19,954  200,000      19,954       19,954     200,000
16     71      5,010   124,450       0        18,164     18,164  200,000      18,164       18,164     200,000
17     72      5,010   135,933       0        15,518     15,518  200,000      15,518       15,518     200,000
18     73      5,010   147,990       0        12,080     12,080  200,000      12,080       12,080     200,000
19     74      5,010   160,650       0         7,591     7,591   200,000       7,591        7,591     200,000
20     75      5,010   173,943       0         1,800     1,800   200,000       1,800        1,800     200,000
21     76      5,010   187,901       0             0         0         0           0            0           0
22     77      5,010   202,557       0             0         0         0           0            0           0
23     78      5,010   217,945       0             0         0         0           0            0           0
24     79      5,010   234,103       0             0         0         0           0            0           0
25     80      5,010   251,068       0             0         0         0           0            0           0
26     81      5,010   268,882       0             0         0         0           0            0           0
27     82      5,010   287,587       0             0         0         0           0            0           0
28     83      5,010   307,227       0             0         0         0           0            0           0
29     84      5,010   327,849       0             0         0         0           0            0           0
30     85      5,010   349,502       0             0         0         0           0            0           0

                CURRENT CHARGES
       ---------------------------------
              0.00% (-1.49% NET)
       ---------------------------------
                                 (12)
 END     (10)        (11)       BENEFIT
 OF    VALUE ON      FUND       PAYABLE
YEAR   SURRENDER     VALUE     AT DEATH
----   ---------     -----     --------
 1        1,270        3,573     200,000
 2        4,509        7,311     200,000
 3        6,114       10,871     200,000
 4        9,460       14,218     200,000
 5       12,580       17,337     200,000
 6       15,913       20,195     200,000
 7       19,163       22,969     200,000
 8       22,332       25,662     200,000
 9       25,401       28,256     200,000
10       28,255       30,633     200,000
11       30,969       32,872     200,000
12       33,415       34,842     200,000
13       35,713       36,664     200,000
14       37,809       38,285     200,000
15       39,687       39,687     200,000
16       41,290       41,290     200,000
17       42,604       42,604     200,000
18       43,483       43,483     200,000
19       44,095       44,095     200,000
20       44,326       44,326     200,000
21       44,275       44,275     200,000
22       43,723       43,723     200,000
23       42,561       42,561     200,000
24       40,159       40,159     200,000
25       36,787       36,787     200,000
26       32,350       32,350     200,000
27       26,543       26,543     200,000
28       20,049       20,049     200,000
29       12,089       12,089     200,000
30        2,172        2,172     200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 86.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $69,009.20           INITIAL GUIDELINE ANNUAL: $6,002.06             INITIAL TWO YEAR MINIMUM: $5,010.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUES

FOR: MALE 55 PREF N/S DB OPT                      MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
1  0%                                       FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
MALE NON-SMOKER PREFERRED AGE 55                      TO AGE 95                                 SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 5,010.00                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                         0.00% (-1.49% NET)
                                                    -----------------------------
 END                   UNSCHEDULED                                       BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON     FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
 1     56     5,010         0         0       0        1,270      3,573  200,000
 2     57     5,010         0         0       0        4,509      7,311  200,000
 3     58     5,010         0         0       0        6,114     10,871  200,000
 4     59     5,010         0         0       0        9,460     14,218  200,000
 5     60     5,010         0         0       0       12,580     17,337  200,000
 6     61     5,010         0         0       0       15,913     20,195  200,000
 7     62     5,010         0         0       0       19,163     22,969  200,000
 8     63     5,010         0         0       0       22,332     25,662  200,000
 9     64     5,010         0         0       0       25,401     28,256  200,000
10     65     5,010         0         0       0       28,255     30,633  200,000

11     66     5,010         0         0       0       30,969     32,872  200,000
12     67     5,010         0         0       0       33,415     34,842  200,000
13     68     5,010         0         0       0       35,713     36,664  200,000
14     69     5,010         0         0       0       37,809     38,285  200,000
15     70     5,010         0         0       0       39,687     39,687  200,000
16     71     5,010         0         0       0       41,290     41,290  200,000
17     72     5,010         0         0       0       42,604     42,604  200,000
18     73     5,010         0         0       0       43,483     43,483  200,000
19     74     5,010         0         0       0       44,095     44,095  200,000
20     75     5,010         0         0       0       44,326     44,326  200,000

21     76     5,010         0         0       0       44,275     44,275  200,000
22     77     5,010         0         0       0       43,723     43,723  200,000
23     78     5,010         0         0       0       42,561     42,561  200,000
24     79     5,010         0         0       0       40,159     40,159  200,000
25     80     5,010         0         0       0       36,787     36,787  200,000
26     81     5,010         0         0       0       32,350     32,350  200,000
27     82     5,010         0         0       0       26,543     26,543  200,000
28     83     5,010         0         0       0       20,049     20,049  200,000
29     84     5,010         0         0       0       12,089     12,089  200,000
30     85     5,010         0         0       0        2,172      2,172  200,000

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Current Charges and a Gross Investment Return of 0.00%, contract lapses at age 86.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 0.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $69,009.20           INITIAL GUIDELINE ANNUAL: $6,002.06             INITIAL TWO YEAR MINIMUM: $5,010.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                 STANDARD LEDGER STATEMENT

FOR: MALE 55 PREF N/S DB OPT 1  6%                 MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
MALE NON-SMOKER PREFERRED AGE 55             FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 5,010.00                       TO AGE 95                                 SPECIFIED AMOUNT
                                                  MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                                    GUARANTEED CHARGES
                                             ----------------------------------------------------------------
                                                  0.00% (-1.49% NET)                6.00% (4.46% NET)
                                             ----------------------------   ---------------------------------
               (1)       (2)        (3)         (4)                (6)                                 (9)
 END           NET     PREMIUM      NET        VALUE      (5)    BENEFIT       (7)         (8)       BENEFIT
 OF          ANNUAL    ACCUM'D    LOANS/        ON       FUND    PAYABLE    VALUE ON      FUND       PAYABLE
YEAR   AGE   OUTLAY     AT 5%    SURRENDER   SURRENDER   VALUE   AT DEATH   SURRENDER     VALUE     AT DEATH
----   ---   ------    -------   ---------   ---------   -----   --------   ---------     -----     --------
 1     56      5,010    5,261        0         1,270     3,573   200,000       1,515        3,818     200,000
 2     57      5,010   10,784        0         3,567     6,369   200,000       4,260        7,062     200,000
 3     58      5,010   16,584        0         4,231     8,988   200,000       5,560       10,318     200,000
 4     59      5,010   22,673        0         6,656     11,414  200,000       8,810       13,568     200,000
 5     60      5,010   29,068        0         8,871     13,629  200,000      12,038       16,795     200,000
 6     61      5,010   35,781        0        11,335     15,617  200,000      15,703       19,985     200,000
 7     62      5,010   42,831        0        13,557     17,363  200,000      19,314       23,120     200,000
 8     63      5,010   50,233        0        15,540     18,870  200,000      22,876       26,206     200,000
 9     64      5,010   58,005        0        17,203     20,057  200,000      26,310       29,165     200,000
10     65      5,010   66,166        0        18,529     20,908  200,000      29,599       31,978     200,000
11     66      5,010   74,735        0        19,696     21,599  200,000      32,994       34,897     200,000
12     67      5,010   83,732        0        20,468     21,895  200,000      36,219       37,646     200,000
13     68      5,010   93,179        0        20,799     21,751  200,000      39,235       40,187     200,000
14     69      5,010   103,099       0        20,639     21,115  200,000      42,001       42,476     200,000
15     70      5,010   113,514       0        19,954     19,954  200,000      44,489       44,489     200,000
16     71      5,010   124,450       0        18,164     18,164  200,000      46,136       46,136     200,000
17     72      5,010   135,933       0        15,518     15,518  200,000      47,230       47,230     200,000
18     73      5,010   147,990       0        12,080     12,080  200,000      47,821       47,821     200,000
19     74      5,010   160,650       0         7,591     7,591   200,000      47,699       47,699     200,000
20     75      5,010   173,943       0         1,800     1,800   200,000      46,657       46,657     200,000
21     76      5,010   187,901       0             0         0         0      44,617       44,617     200,000
22     77      5,010   202,557       0             0         0         0      41,269       41,269     200,000
23     78      5,010   217,945       0             0         0         0      36,345       36,345     200,000
24     79      5,010   234,103       0             0         0         0      29,506       29,506     200,000
25     80      5,010   251,068       0             0         0         0      20,293       20,293     200,000
26     81      5,010   268,882       0             0         0         0       8,039        8,039     200,000
27     82      5,010   287,587       0             0         0         0           0            0           0
28     83      5,010   307,227       0             0         0         0           0            0           0
29     84      5,010   327,849       0             0         0         0           0            0           0
30     85      5,010   349,502       0             0         0         0           0            0           0
31     86      5,010   372,237       0             0         0         0           0            0           0
32     87      5,010   396,109       0             0         0         0           0            0           0
33     88      5,010   421,175       0             0         0         0           0            0           0
34     89      5,010   447,495       0             0         0         0           0            0           0
35     90      5,010   475,130       0             0         0         0           0            0           0
36     91      5,010   504,147       0             0         0         0           0            0           0
37     92      5,010   534,615       0             0         0         0           0            0           0
38     93      5,010   566,606       0             0         0         0           0            0           0
39     94      5,010   600,197       0             0         0         0           0            0           0
40     95      5,010   635,467       0             0         0         0           0            0           0

                CURRENT CHARGES
       ---------------------------------
               6.00% (4.46% NET)
       ---------------------------------
                                 (12)
 END     (10)        (11)       BENEFIT
 OF    VALUE ON      FUND       PAYABLE
YEAR   SURRENDER     VALUE     AT DEATH
----   ---------     -----     --------
 1        1,515        3,818     200,000
 2        5,230        8,032     200,000
 3        7,555       12,312     200,000
 4       11,866       16,623     200,000
 5       16,195       20,953     200,000
 6       20,986       25,268     200,000
 7       25,942       29,748     200,000
 8       31,075       34,405     200,000
 9       36,378       39,233     200,000
10       41,750       44,129     200,000
11       47,377       49,280     200,000
12       53,077       54,504     200,000
13       58,977       59,928     200,000
14       65,050       65,526     200,000
15       71,308       71,308     200,000
16       77,643       77,643     200,000
17       84,173       84,173     200,000
18       90,830       90,830     200,000
19       97,778       97,778     200,000
20      104,993      104,993     200,000
21      112,641      112,641     200,000
22      120,629      120,629     200,000
23      128,993      128,993     200,000
24      137,574      137,574     200,000
25      146,658      146,658     200,000
26      156,395      156,395     200,000
27      166,927      166,927     200,000
28      178,623      178,623     200,000
29      191,617      191,617     201,198
30      205,391      205,391     215,660
31      219,713      219,713     230,698
32      234,577      234,577     246,306
33      249,995      249,995     262,495
34      265,969      265,969     279,267
35      282,494      282,494     296,618
36      299,545      299,545     314,523
37      317,543      317,543     330,245
38      336,591      336,591     346,689
39      356,927      356,927     364,065
40      378,846      378,846     382,635

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 82. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $69,009.20           INITIAL GUIDELINE ANNUAL: $6,002.06             INITIAL TWO YEAR MINIMUM: $5,010.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                              ALLOCATION OF VALUES

FOR: MALE 55 PREF N/S DB OPT                      MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
1  6%                                       FLEXIBLE PREMIUM VARIABLE LIFE                INITIAL DEATH BENEFIT =
MALE NON-SMOKER PREFERRED AGE 55                      TO AGE 95                                  SPECIFIED AMOUNT
1ST YR ANNUAL PREMIUM = 5,010.00                 MONY LIFE OF AMERICA
                                                  DECLARED PREMIUMS

                                                           CURRENT CHARGES
                                                    -----------------------------
                                                          6.00% (4.46% NET)
                                                    -----------------------------
 END                   UNSCHEDULED                                       BENEFIT
 OF                     PREMIUM/     NET    TOTAL   VALUE ON     FUND    PAYABLE
YEAR   AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER    VALUE   AT DEATH
----   ---   -------   -----------   ----   -----   ---------    -----   --------
 1     56     5,010         0         0       0        1,515      3,818  200,000
 2     57     5,010         0         0       0        5,230      8,032  200,000
 3     58     5,010         0         0       0        7,555     12,312  200,000
 4     59     5,010         0         0       0       11,866     16,623  200,000
 5     60     5,010         0         0       0       16,195     20,953  200,000
 6     61     5,010         0         0       0       20,986     25,268  200,000
 7     62     5,010         0         0       0       25,942     29,748  200,000
 8     63     5,010         0         0       0       31,075     34,405  200,000
 9     64     5,010         0         0       0       36,378     39,233  200,000
10     65     5,010         0         0       0       41,750     44,129  200,000

11     66     5,010         0         0       0       47,377     49,280  200,000
12     67     5,010         0         0       0       53,077     54,504  200,000
13     68     5,010         0         0       0       58,977     59,928  200,000
14     69     5,010         0         0       0       65,050     65,526  200,000
15     70     5,010         0         0       0       71,308     71,308  200,000
16     71     5,010         0         0       0       77,643     77,643  200,000
17     72     5,010         0         0       0       84,173     84,173  200,000
18     73     5,010         0         0       0       90,830     90,830  200,000
19     74     5,010         0         0       0       97,778     97,778  200,000
20     75     5,010         0         0       0      104,993    104,993  200,000
21     76     5,010         0         0       0      112,641    112,641  200,000
22     77     5,010         0         0       0      120,629    120,629  200,000
23     78     5,010         0         0       0      128,993    128,993  200,000
24     79     5,010         0         0       0      137,574    137,574  200,000
25     80     5,010         0         0       0      146,658    146,658  200,000
26     81     5,010         0         0       0      156,395    156,395  200,000
27     82     5,010         0         0       0      166,927    166,927  200,000
28     83     5,010         0         0       0      178,623    178,623  200,000
29     84     5,010         0         0       0      191,617    191,617  201,198
30     85     5,010         0         0       0      205,391    205,391  215,660

31     86     5,010         0         0       0      219,713    219,713  230,698
32     87     5,010         0         0       0      234,577    234,577  246,306
33     88     5,010         0         0       0      249,995    249,995  262,495
34     89     5,010         0         0       0      265,969    265,969  279,267
35     90     5,010         0         0       0      282,494    282,494  296,618
36     91     5,010         0         0       0      299,545    299,545  314,523
37     92     5,010         0         0       0      317,543    317,543  330,245
38     93     5,010         0         0       0      336,591    336,591  346,689
39     94     5,010         0         0       0      356,927    356,927  364,065
40     95     5,010         0         0       0      378,846    378,846  382,635

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 6.00%, contract lapses at age 82. Assuming Current Charges and a Gross Investment Return of 6.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 6.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $69,009.20           INITIAL GUIDELINE ANNUAL: $6,002.06             INITIAL TWO YEAR MINIMUM: $5,010.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                NOT VALID WITHOUT CURRENT PROSPECTUS AND
                                                                                                        SUPPLEMENTAL FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                           STANDARD LEDGER STATEMENT

FOR: MALE 55 PREF N/S DB OPT                       MONY EQUITYMASTER                   SPECIFIED AMOUNT = $200,000
  1  12%
MALE NON-SMOKER PREFERRED AGE 55            FLEXIBLE PREMIUM VARIABLE LIFE                 INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 5,010.00                       TO AGE 95                                  SPECIFIED AMOUNT
                                                 MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                                    GUARANTEED CHARGES
                                              --------------------------------------------------------------
                                                  0.00% (- 1.49% NET)             12.00% (10.42% NET)
                                              ---------------------------   --------------------------------
                  (1)      (2)       (3)         (4)               (6)         (7)                    (9)
  END             NET    PREMIUM     NET        VALUE      (5)   BENEFIT      VALUE        (8)      BENEFIT
  OF            ANNUAL   ACCUM'D   LOANS/        ON       FUND   PAYABLE       ON         FUND      PAYABLE
 YEAR     AGE   OUTLAY    AT 5%   SURRENDER   SURRENDER   VALUE  AT DEATH   SURRENDER     VALUE    AT DEATH
 ----     ---   ------   -------  ---------   ---------   -----  --------   ---------     -----    --------
   1      56      5,010    5,261      0         1,270     3,573  200,000       1,760        4,063    200,000
   2      57      5,010   10,784      0         3,567     6,369  200,000       4,985        7,786    200,000
   3      58      5,010   16,584      0         4,231     8,988  200,000       7,009       11,766    200,000
   4      59      5,010   22,673      0         6,656     11,414 200,000      11,258       16,015    200,000
   5      60      5,010   29,068      0         8,871     13,629 200,000      15,794       20,551    200,000
   6      61      5,010   35,781      0        11,335     15,617 200,000      21,113       25,395    200,000
   7      62      5,010   42,831      0        13,557     17,363 200,000      26,768       30,574    200,000
   8      63      5,010   50,233      0        15,540     18,870 200,000      32,813       36,143    200,000
   9      64      5,010   58,005      0        17,203     20,057 200,000      39,229       42,084    200,000
  10      65      5,010   66,166      0        18,529     20,908 200,000      46,066       48,445    200,000
  11      66      5,010   74,735      0        19,696     21,599 200,000      53,767       55,670    200,000
  12      67      5,010   83,732      0        20,468     21,895 200,000      62,095       63,522    200,000
  13      68      5,010   93,179      0        20,799     21,751 200,000      71,141       72,092    200,000
  14      69      5,010  103,099      0        20,639     21,115 200,000      81,019       81,495    200,000
  15      70      5,010  113,514      0        19,954     19,954 200,000      91,891       91,891    200,000
  16      71      5,010  124,450      0        18,164     18,164 200,000     103,435      103,435    200,000
  17      72      5,010  135,933      0        15,518     15,518 200,000     116,280      116,280    200,000
  18      73      5,010  147,990      0        12,080     12,080 200,000     130,799      130,799    200,000
  19      74      5,010  160,650      0         7,591     7,591  200,000     147,307      147,307    200,000
  20      75      5,010  173,943      0         1,800     1,800  200,000     166,269      166,269    200,000
  21      76      5,010  187,901      0             0         0       0      188,449      188,449    200,000
  22      77      5,010  202,557      0             0         0       0      213,707      213,707    224,392
  23      78      5,010  217,945      0             0         0       0      241,559      241,559    253,636
  24      79      5,010  234,103      0             0         0       0      272,253      272,253    285,865
  25      80      5,010  251,068      0             0         0       0      306,057      306,057    321,360
  26      81      5,010  268,882      0             0         0       0      343,256      343,256    360,419
  27      82      5,010  287,587      0             0         0       0      384,152      384,152    403,359
  28      83      5,010  307,227      0             0         0       0      429,052      429,052    450,504
  29      84      5,010  327,849      0             0         0       0      478,283      478,283    502,197
  30      85      5,010  349,502      0             0         0       0      532,188      532,188    558,798
  31      86      5,010  372,237      0             0         0       0      591,133      591,133    620,690
  32      87      5,010  396,109      0             0         0       0      655,505      655,505    688,280
  33      88      5,010  421,175      0             0         0       0      725,717      725,717    762,003
  34      89      5,010  447,495      0             0         0       0      802,204      802,204    842,314
  35      90      5,010  475,130      0             0         0       0      885,423      885,423    929,694
  36      91      5,010  504,147      0             0         0       0      975,829      975,829  1,024,620
  37      92      5,010  534,615      0             0         0       0     1,076,718   1,076,718  1,119,787
  38      93      5,010  566,606      0             0         0       0     1,189,874   1,189,874  1,225,570
  39      94      5,010  600,197      0             0         0       0     1,317,491   1,317,491  1,343,841
  40      95      5,010  635,467      0             0         0       0     1,462,308   1,462,308  1,476,931

                 CURRENT CHARGES
         --------------------------------
               12.00% (10.42% NET)
         --------------------------------
           (10)                   (12)
  END      VALUE       (11)      BENEFIT
  OF        ON         FUND      PAYABLE
 YEAR    SURRENDER     VALUE    AT DEATH
 ----    ---------     -----    --------
   1        1,760        4,063    200,000
   2        5,982        8,784    200,000
   3        9,116       13,874    200,000
   4       14,578       19,336    200,000
   5       20,441       25,198    200,000
   6       27,195       31,477    200,000
   7       34,596       38,402    200,000
   8       42,722       46,052    200,000
   9       51,642       54,497    200,000
  10       61,350       63,728    200,000
  11       72,282       74,185    200,000
  12       84,298       85,726    200,000
  13       97,656       98,608    200,000
  14      112,517      112,993    200,000
  15      129,104      129,104    200,000
  16      147,384      147,384    200,000
  17      167,930      167,930    200,000
  18      191,036      191,036    212,050
  19      216,725      216,725    236,230
  20      245,245      245,245    262,412
  21      277,056      277,056    290,908
  22      312,256      312,256    327,869
  23      351,190      351,190    368,750
  24      394,168      394,168    413,876
  25      441,636      441,636    463,718
  26      494,046      494,046    518,748
  27      551,859      551,859    579,452
  28      615,753      615,753    646,540
  29      686,227      686,227    720,538
  30      763,874      763,874    802,068
  31      849,389      849,389    891,859
  32      943,451      943,451    990,623
  33     1,046,867   1,046,867  1,099,211
  34     1,160,471   1,160,471  1,218,495
  35     1,285,144   1,285,144  1,349,402
  36     1,421,741   1,421,741  1,492,828
  37     1,573,374   1,573,374  1,636,309
  38     1,742,004   1,742,004  1,794,264
  39     1,930,544   1,930,544  1,969,155
  40     2,142,633   2,142,633  2,164,059

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95. Assuming Current Charges and a Gross Investment Return of 12.00%, contract matures at anniversary at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $69,009.20           INITIAL GUIDELINE ANNUAL: $6,002.06             INITIAL TWO YEAR MINIMUM: $5,010.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA

                                    ALLOCATION OF VALUE

FOR: MALE 55 PREF N/S DB OPT                       MONY EQUITYMASTER                  SPECIFIED AMOUNT = $200,000
  1  12%
MALE NON-SMOKER PREFERRED AGE 55             FLEXIBLE PREMIUM VARIABLE LIFE               INITIAL DEATH BENEFIT =
1ST YR ANNUAL PREMIUM = 5,010.00                       TO AGE 95                                 SPECIFIED AMOUNT
                                                  MONY LIFE OF AMERICA
                                                   DECLARED PREMIUMS

                                                              CURRENT CHARGES
                                                     ---------------------------------
                                                            12.00% (10.42% NET)
                                                     ---------------------------------
 END                    UNSCHEDULED                    VALUE                  BENEFIT
 OF                      PREMIUM/     NET    TOTAL      ON         FUND       PAYABLE
YEAR    AGE   PREMIUM    SURRENDER    LOAN   LOAN    SURRENDER     VALUE     AT DEATH
----    ---   -------   -----------   ----   -----   ---------     -----     --------
 1      56     5,010         0         0       0        1,760        4,063     200,000
 2      57     5,010         0         0       0        5,982        8,784     200,000
 3      58     5,010         0         0       0        9,116       13,874     200,000
 4      59     5,010         0         0       0       14,578       19,336     200,000
 5      60     5,010         0         0       0       20,441       25,198     200,000
 6      61     5,010         0         0       0       27,195       31,477     200,000
 7      62     5,010         0         0       0       34,596       38,402     200,000
 8      63     5,010         0         0       0       42,722       46,052     200,000
 9      64     5,010         0         0       0       51,642       54,497     200,000
10      65     5,010         0         0       0       61,350       63,728     200,000
11      66     5,010         0         0       0       72,282       74,185     200,000
12      67     5,010         0         0       0       84,298       85,726     200,000
13      68     5,010         0         0       0       97,656       98,608     200,000
14      69     5,010         0         0       0      112,517      112,993     200,000
15      70     5,010         0         0       0      129,104      129,104     200,000
16      71     5,010         0         0       0      147,384      147,384     200,000
17      72     5,010         0         0       0      167,930      167,930     200,000
18      73     5,010         0         0       0      191,036      191,036     212,050
19      74     5,010         0         0       0      216,725      216,725     236,230
20      75     5,010         0         0       0      245,245      245,245     262,412
21      76     5,010         0         0       0      277,056      277,056     290,908
22      77     5,010         0         0       0      312,256      312,256     327,869
23      78     5,010         0         0       0      351,190      351,190     368,750
24      79     5,010         0         0       0      394,168      394,168     413,876
25      80     5,010         0         0       0      441,636      441,636     463,718
26      81     5,010         0         0       0      494,046      494,046     518,748
27      82     5,010         0         0       0      551,859      551,859     579,452
28      83     5,010         0         0       0      615,753      615,753     646,540
29      84     5,010         0         0       0      686,227      686,227     720,538
30      85     5,010         0         0       0      763,874      763,874     802,068
31      86     5,010         0         0       0      849,389      849,389     891,859
32      87     5,010         0         0       0      943,451      943,451     990,623
33      88     5,010         0         0       0     1,046,867   1,046,867   1,099,211
34      89     5,010         0         0       0     1,160,471   1,160,471   1,218,495
35      90     5,010         0         0       0     1,285,144   1,285,144   1,349,402
36      91     5,010         0         0       0     1,421,741   1,421,741   1,492,828
37      92     5,010         0         0       0     1,573,374   1,573,374   1,636,309
38      93     5,010         0         0       0     1,742,004   1,742,004   1,794,264
39      94     5,010         0         0       0     1,930,544   1,930,544   1,969,155
40      95     5,010         0         0       0     2,142,633   2,142,633   2,164,059

    Assuming Guaranteed Charges and a Gross Investment Return of 0.00%, contract lapses at age 76. Assuming Guaranteed Charges and a Gross Investment Return of 12.00%, contract lapses at age 95. Assuming current charges and a gross investment return of 12.00%, contract lapses at age 95.

    This is an illustration, not a contract.

    The hypothetical investment results are illustrative only, and should not be deemed a representation of past or future investment results. Actual investment results may be more or less than those shown, and will depend on a number of factors, including the Investment Allocations by a Contract Holder, and the different investment rates of return for the MONY Series Fund or Enterprise Accumulation Trust Portfolios. The Surrender Value, Fund Value and benefit payable at death for a contract would be different from those shown if the actual rates of investment return applicable to the contract averaged 0.00% or 12.00% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by MONY Life of America or the underlying Funds of the Separate Account that these hypothetical rates of return can be achieved for any one year, or sustained over any period of time.

INITIAL GUIDELINE SINGLE: $69,009.20           INITIAL GUIDELINE ANNUAL: $6,002.06             INITIAL TWO YEAR MINIMUM: $5,010.00
PREPARED ON: 12/11/00                                   PREPARED BY: Agent                               NOT VALID WITHOUT CURRENT
                                                                                                       PROSPECTUS AND SUPPLEMENTAL
                                                                                                                     FOOTNOTE PAGE

                     THIS ILLUSTRATION NOT VALID IN FLORIDA
                                      B-58